UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06/30

Date of reporting period:	12-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

December 31, 2022

Disciplined Core Value Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Year Rally Led to Gains for Stocks

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the impacts of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening its monetary policy in March with a 25 basis point (bp) rate hike, increased its interest rate target an additional 400 bps through December. After climbing to a 40-year high of 9.1% in June, the annual U.S. inflation rate retreated to 6.5% in December. Inflation in the U.K. and Europe also eased by year-end, but at a much slower pace.

Moderating inflation and mounting recession risk triggered expectations for central banks to slow or conclude their rate-hike campaigns. This sentiment fueled a rally among global stocks and other riskier assets late in the period. However, with inflation still much higher than the Fed’s target, policymakers indicated a near-term course change was unlikely, and stocks sold off sharply in December.

Nevertheless, the rally in October and November was sufficient to leave most global and U.S. stock indices with gains for the six-month period. Emerging markets stocks generally declined.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.6%
Health Care Providers and Services	9.9%
Banks	7.3%
Pharmaceuticals	5.8%
Insurance	4.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period(1) 7/1/22 - 12/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,029.90	$3.38	0.66%
I Class	$1,000	$1,030.90	$2.35	0.46%
A Class	$1,000	$1,028.60	$4.65	0.91%
C Class	$1,000	$1,024.90	$8.47	1.66%
R Class	$1,000	$1,027.20	$5.93	1.16%
R5 Class	$1,000	$1,030.90	$2.35	0.46%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
R5 Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.3%
Lockheed Martin Corp.	62,131	$30,226,110
Air Freight and Logistics — 0.8%
FedEx Corp.	107,200	18,567,040
Airlines — 0.2%
Alaska Air Group, Inc.(1)	106,706	4,581,956
Auto Components — 0.7%
BorgWarner, Inc.	396,231	15,948,298
Banks — 7.3%
East West Bancorp, Inc.	321,343	21,176,504
First Citizens BancShares, Inc., Class A	11,218	8,507,282
JPMorgan Chase & Co.	206,129	27,641,899
KeyCorp	1,203,669	20,967,914
Popular, Inc.	349,638	23,187,992
Regions Financial Corp.	1,414,305	30,492,416
SVB Financial Group(1)	38,484	8,856,708
Wells Fargo & Co.	266,620	11,008,740
Western Alliance Bancorp	330,293	19,672,251
		171,511,706
Biotechnology — 4.4%
AbbVie, Inc.	190,852	30,843,592
Amgen, Inc.	110,316	28,973,394
Exelixis, Inc.(1)	461,384	7,400,599
Gilead Sciences, Inc.	256,010	21,978,459
Regeneron Pharmaceuticals, Inc.(1)	20,160	14,545,238
		103,741,282
Building Products — 2.2%
Builders FirstSource, Inc.(1)	171,578	11,131,981
Masco Corp.	398,272	18,587,354
Owens Corning	257,474	21,962,532
		51,681,867
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	40,377	6,396,928
Morgan Stanley	111,851	9,509,572
Raymond James Financial, Inc.	241,109	25,762,497
SEI Investments Co.	451,318	26,311,839
		67,980,836
Chemicals — 3.7%
CF Industries Holdings, Inc.	205,294	17,491,049
Dow, Inc.	317,828	16,015,353
Huntsman Corp.	129,282	3,552,669
LyondellBasell Industries NV, Class A	377,371	31,333,114
Olin Corp.	336,024	17,789,111
		86,181,296
Communications Equipment — 0.7%
Juniper Networks, Inc.	481,382	15,384,969
6

	Shares	Value
Consumer Finance — 0.2%
OneMain Holdings, Inc.	166,746	$5,554,309
Containers and Packaging — 1.5%
WestRock Co.	1,019,665	35,851,421
Distributors — 0.9%
LKQ Corp.	378,665	20,224,498
Diversified Consumer Services — 0.7%
H&R Block, Inc.	476,908	17,411,911
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	122,169	37,738,004
Electronic Equipment, Instruments and Components — 0.8%
Sanmina Corp.(1)	150,884	8,644,145
Vishay Intertechnology, Inc.	511,611	11,035,449
		19,679,594
Entertainment — 1.5%
Electronic Arts, Inc.	245,468	29,991,280
Live Nation Entertainment, Inc.(1)	68,137	4,751,875
		34,743,155
Food and Staples Retailing — 2.5%
Costco Wholesale Corp.	36,582	16,699,683
Sprouts Farmers Market, Inc.(1)	338,097	10,944,200
Walmart, Inc.	214,341	30,391,410
		58,035,293
Food Products — 2.6%
Archer-Daniels-Midland Co.	578,376	53,702,212
Cal-Maine Foods, Inc.	68,992	3,756,614
Hormel Foods Corp.	101,844	4,638,994
		62,097,820
Gas Utilities — 0.9%
Atmos Energy Corp.	74,859	8,389,448
ONE Gas, Inc.	43,330	3,280,948
UGI Corp.	273,951	10,155,363
		21,825,759
Health Care Equipment and Supplies — 1.0%
Hologic, Inc.(1)	256,367	19,178,815
QuidelOrtho Corp.(1)	38,917	3,334,020
		22,512,835
Health Care Providers and Services — 9.9%
Centene Corp.(1)	256,359	21,024,002
Cigna Corp.	82,955	27,486,310
CVS Health Corp.	765,102	71,299,855
Elevance Health, Inc.	51,153	26,239,954
Henry Schein, Inc.(1)	266,223	21,263,231
McKesson Corp.	136,512	51,208,381
UnitedHealth Group, Inc.	28,926	15,335,987
		233,857,720
Health Care Technology — 0.2%
Teladoc Health, Inc.(1)	245,109	5,796,828
Hotels, Restaurants and Leisure — 0.8%
Boyd Gaming Corp.	330,618	18,028,599
Household Durables — 0.3%
Toll Brothers, Inc.	135,943	6,786,274
7

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	284,680	$8,187,397
Vistra Corp.	535,289	12,418,704
		20,606,101
Insurance — 4.9%
Allstate Corp.	136,523	18,512,519
Everest Re Group Ltd.	101,139	33,504,317
Marsh & McLennan Cos., Inc.	100,017	16,550,813
Progressive Corp.	160,107	20,767,479
Reinsurance Group of America, Inc.	44,623	6,340,482
W R Berkley Corp.	268,909	19,514,726
		115,190,336
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(1)	71,662	6,322,738
Meta Platforms, Inc., Class A(1)	79,600	9,579,064
		15,901,802
IT Services — 3.2%
Amdocs Ltd.	112,244	10,202,980
Block, Inc.(1)	180,841	11,364,049
Cognizant Technology Solutions Corp., Class A	416,590	23,824,782
DXC Technology Co.(1)	90,728	2,404,292
International Business Machines Corp.	101,097	14,243,556
MAXIMUS, Inc.	164,386	12,054,425
		74,094,084
Life Sciences Tools and Services — 0.4%
Bio-Rad Laboratories, Inc., Class A(1)	8,767	3,686,436
Thermo Fisher Scientific, Inc.	9,564	5,266,799
		8,953,235
Machinery — 3.5%
AGCO Corp.	119,832	16,619,500
Cummins, Inc.	105,222	25,494,238
Oshkosh Corp.	164,544	14,511,135
Snap-on, Inc.	113,358	25,901,170
		82,526,043
Media — 0.9%
Comcast Corp., Class A	357,242	12,492,753
Fox Corp., Class A	294,168	8,933,882
		21,426,635
Metals and Mining — 2.1%
Nucor Corp.	270,859	35,701,925
Steel Dynamics, Inc.	141,309	13,805,889
		49,507,814
Multiline Retail — 0.7%
Dillard's, Inc., Class A	20,196	6,527,347
Kohl's Corp.	131,951	3,331,763
Target Corp.	37,872	5,644,443
		15,503,553
Oil, Gas and Consumable Fuels — 11.6%
APA Corp.	301,180	14,059,083
Cheniere Energy, Inc.	174,745	26,204,760
CNX Resources Corp.(1)	200,204	3,371,435
Exxon Mobil Corp.	1,056,900	116,576,070
8

	Shares	Value
Marathon Petroleum Corp.	287,610	$33,474,928
Ovintiv, Inc.	179,855	9,120,447
PBF Energy, Inc., Class A	210,385	8,579,500
Phillips 66	167,483	17,431,631
Valero Energy Corp.	342,834	43,491,921
		272,309,775
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	538,325	38,732,484
Johnson & Johnson	86,611	15,299,833
Merck & Co., Inc.	84,358	9,359,520
Pfizer, Inc.	1,430,145	73,280,630
		136,672,467
Professional Services — 4.0%
CACI International, Inc., Class A(1)	113,135	34,007,250
FTI Consulting, Inc.(1)	46,400	7,368,320
Leidos Holdings, Inc.	256,468	26,977,869
ManpowerGroup, Inc.	146,384	12,180,612
Science Applications International Corp.	123,533	13,703,516
		94,237,567
Real Estate Management and Development — 1.7%
CBRE Group, Inc., Class A(1)	369,769	28,457,422
Jones Lang LaSalle, Inc.(1)	78,693	12,541,304
		40,998,726
Road and Rail — 1.2%
Knight-Swift Transportation Holdings, Inc.	127,943	6,705,493
Schneider National, Inc., Class B	931,953	21,807,700
		28,513,193
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom, Inc.	48,427	27,076,988
MaxLinear, Inc.(1)	277,767	9,430,190
Micron Technology, Inc.	65,761	3,286,735
NXP Semiconductors NV	53,365	8,433,271
		48,227,184
Software — 1.8%
Dropbox, Inc., Class A(1)	999,310	22,364,558
Synopsys, Inc.(1)	38,844	12,402,501
Zoom Video Communications, Inc., Class A(1)	122,799	8,318,404
		43,085,463
Specialty Retail — 2.2%
Asbury Automotive Group, Inc.(1)	40,934	7,337,419
AutoNation, Inc.(1)	212,210	22,770,133
Lithia Motors, Inc.	26,078	5,339,210
Penske Automotive Group, Inc.	57,233	6,577,789
Williams-Sonoma, Inc.	79,119	9,092,355
		51,116,906
Technology Hardware, Storage and Peripherals — 1.1%
Dell Technologies, Inc., Class C	291,374	11,719,062
Hewlett Packard Enterprise Co.	950,252	15,166,022
		26,885,084
Textiles, Apparel and Luxury Goods — 0.7%
PVH Corp.	48,589	3,429,897
Tapestry, Inc.	330,571	12,588,144
		16,018,041
9

	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	58,722	$8,221,080
TOTAL COMMON STOCKS (Cost $2,183,350,072)		2,335,944,469
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,247	16,247
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $1,031,379), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $1,012,746)		1,012,274
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 5/15/30, valued at $6,343,411), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $6,221,944)		6,219,000
		7,231,274
TOTAL SHORT-TERM INVESTMENTS (Cost $7,247,521)		7,247,521
TOTAL INVESTMENT SECURITIES—99.7% (Cost $2,190,597,593)		2,343,191,990
OTHER ASSETS AND LIABILITIES — 0.3%		7,475,544
TOTAL NET ASSETS — 100.0%		$2,350,667,534

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

DECEMBER 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,190,597,593)	$2,343,191,990
Receivable for capital shares sold	488,779
Dividends and interest receivable	11,151,862
2,354,832,631

Liabilities
Payable for capital shares redeemed	2,858,776
Accrued management fees	1,255,835
Distribution and service fees payable	50,486
4,165,097

Net Assets	$2,350,667,534

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,371,705,517
Distributable earnings	(21,037,983)
$2,350,667,534

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,692,032,026	55,168,168	$30.67
I Class, $0.01 Par Value	$414,270,787	13,475,356	$30.74
A Class, $0.01 Par Value	$170,020,563	5,557,531	$30.59
C Class, $0.01 Par Value	$7,720,096	253,210	$30.49
R Class, $0.01 Par Value	$15,785,484	514,958	$30.65
R5 Class, $0.01 Par Value	$50,838,578	1,652,870	$30.76
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $32.46 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $428,272)	$34,723,100
Interest	265,079
34,988,179

Expenses:
Management fees	7,488,105
Distribution and service fees:
A Class	216,891
C Class	41,032
R Class	39,212
Directors' fees and expenses	81,950
Other expenses	824
7,868,014

Net investment income (loss)	27,120,165

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(109,738,776)
Futures contract transactions	106,752
Foreign currency translation transactions	(122,343)
(109,754,367)

Change in net unrealized appreciation (depreciation) on:
Investments	154,130,172
Translation of assets and liabilities in foreign currencies	6,625
154,136,797

Net realized and unrealized gain (loss)	44,382,430

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,502,595

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED) AND YEAR ENDED JUNE 30, 2022
Increase (Decrease) in Net Assets	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$27,120,165	$38,397,269
Net realized gain (loss)	(109,754,367)	35,070,398
Change in net unrealized appreciation (depreciation)	154,136,797	(337,515,053)
Net increase (decrease) in net assets resulting from operations	71,502,595	(264,047,386)

Distributions to Shareholders
From earnings:
Investor Class	(19,203,474)	(475,933,439)
I Class	(5,293,767)	(138,393,623)
A Class	(1,703,370)	(47,316,315)
C Class	(47,379)	(2,761,020)
R Class	(135,457)	(4,304,355)
R5 Class	(625,135)	(12,366,658)
Decrease in net assets from distributions	(27,008,582)	(681,075,410)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(145,664,310)	485,745,933

Net increase (decrease) in net assets	(101,170,297)	(459,376,863)

Net Assets
Beginning of period	2,451,837,831	2,911,214,694
End of period	$2,350,667,534	$2,451,837,831

See Notes to Financial Statements.
13

Notes to Financial Statements

DECEMBER 31, 2022 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $13,095,416 and $22,857,546, respectively. The effect of interfund transactions on the Statement of Operations was $(1,387,032) in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2022 were $2,453,880,748 and $2,593,049,621, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2022		Year ended June 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	1,244,981	$38,204,276	4,669,254	$177,517,658
Issued in reinvestment of distributions	599,103	18,208,925	13,120,782	455,216,474
Redeemed	(4,432,895)	(135,065,153)	(8,107,702)	(306,438,060)
	(2,588,811)	(78,651,952)	9,682,334	326,296,072
I Class/Shares Authorized	210,000,000		210,000,000
Sold	1,025,710	31,455,550	4,843,587	188,303,380
Issued in reinvestment of distributions	168,261	5,121,326	3,822,669	132,978,335
Redeemed	(3,182,938)	(98,127,347)	(6,700,140)	(252,251,987)
	(1,988,967)	(61,550,471)	1,966,116	69,029,728
A Class/Shares Authorized	50,000,000		50,000,000
Sold	352,814	10,757,625	1,593,304	64,416,812
Issued in reinvestment of distributions	48,977	1,486,978	1,191,186	41,206,941
Redeemed	(566,339)	(17,256,427)	(1,251,911)	(46,543,599)
	(164,548)	(5,011,824)	1,532,579	59,080,154
C Class/Shares Authorized	20,000,000		20,000,000
Sold	16,673	507,789	63,050	2,365,086
Issued in reinvestment of distributions	1,407	42,788	72,480	2,499,126
Redeemed	(47,320)	(1,448,428)	(155,116)	(5,643,676)
	(29,240)	(897,851)	(19,586)	(779,464)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	56,298	1,726,596	149,780	5,779,473
Issued in reinvestment of distributions	4,249	129,409	118,390	4,104,295
Redeemed	(52,720)	(1,616,314)	(183,609)	(6,791,311)
	7,827	239,691	84,561	3,092,457
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	148,138	4,492,621	668,304	26,897,892
Issued in reinvestment of distributions	19,725	600,985	341,060	11,862,144
Redeemed	(160,589)	(4,885,509)	(252,932)	(9,733,050)
	7,274	208,097	756,432	29,026,986
Net increase (decrease)	(4,756,465)	$(145,664,310)	14,002,436	$485,745,933

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,335,944,469	—	—
Short-Term Investments	16,247	$7,231,274	—
	$2,335,960,716	$7,231,274	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.The fund's average notional exposure to equity price risk derivative instruments held during the period was $23,837,547 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2022, the effect of equity price risk derivative instruments on the Statement of Operations was $106,752 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,194,717,568
Gross tax appreciation of investments	$212,482,407
Gross tax depreciation of investments	(64,007,985)
Net tax appreciation (depreciation) of investments	$148,474,422

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2022, the fund had post-October capital loss deferrals of  $(62,703,351), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$30.12	0.34	0.56	0.90	(0.35)	—	(0.35)	$30.67	2.99%	0.66%(4)	2.20%(4)	103%	$1,692,032
2022	$43.20	0.50	(3.51)	(3.01)	(0.50)	(9.57)	(10.07)	$30.12	(9.84)%	0.65%	1.31%	234%	$1,739,617
2021	$35.99	0.58	12.52	13.10	(0.58)	(5.31)	(5.89)	$43.20	39.42%	0.66%	1.44%	240%	$2,076,714
2020	$36.82	0.76	(0.07)	0.69	(0.77)	(0.75)	(1.52)	$35.99	1.70%	0.67%	2.08%	100%	$1,588,537
2019	$39.61	0.78	0.63	1.41	(0.73)	(3.47)	(4.20)	$36.82	4.43%	0.67%	2.07%	72%	$1,707,536
2018	$37.90	0.93	4.40	5.33	(0.88)	(2.74)	(3.62)	$39.61	14.32%	0.66%	2.33%	77%	$1,751,738
I Class
2022(3)	$30.19	0.37	0.56	0.93	(0.38)	—	(0.38)	$30.74	3.09%	0.46%(4)	2.40%(4)	103%	$414,271
2022	$43.28	0.58	(3.53)	(2.95)	(0.57)	(9.57)	(10.14)	$30.19	(9.67)%	0.45%	1.51%	234%	$466,890
2021	$36.05	0.65	12.55	13.20	(0.66)	(5.31)	(5.97)	$43.28	39.70%	0.46%	1.64%	240%	$584,160
2020	$36.88	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.05	1.90%	0.47%	2.28%	100%	$272,307
2019	$39.66	0.85	0.65	1.50	(0.81)	(3.47)	(4.28)	$36.88	4.65%	0.47%	2.27%	72%	$306,583
2018	$37.94	0.99	4.43	5.42	(0.96)	(2.74)	(3.70)	$39.66	14.55%	0.46%	2.53%	77%	$274,687

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$30.04	0.30	0.56	0.86	(0.31)	—	(0.31)	$30.59	2.86%	0.91%(4)	1.95%(4)	103%	$170,021
2022	$43.11	0.40	(3.50)	(3.10)	(0.40)	(9.57)	(9.97)	$30.04	(10.07)%	0.90%	1.06%	234%	$171,905
2021	$35.93	0.48	12.49	12.97	(0.48)	(5.31)	(5.79)	$43.11	39.04%	0.91%	1.19%	240%	$180,616
2020	$36.76	0.67	(0.07)	0.60	(0.68)	(0.75)	(1.43)	$35.93	1.46%	0.92%	1.83%	100%	$130,398
2019	$39.55	0.69	0.63	1.32	(0.64)	(3.47)	(4.11)	$36.76	4.18%	0.92%	1.82%	72%	$152,312
2018	$37.85	0.83	4.39	5.22	(0.78)	(2.74)	(3.52)	$39.55	14.03%	0.91%	2.08%	77%	$155,233
C Class
2022(3)	$29.93	0.18	0.57	0.75	(0.19)	—	(0.19)	$30.49	2.49%	1.66%(4)	1.20%(4)	103%	$7,720
2022	$43.00	0.10	(3.48)	(3.38)	(0.12)	(9.57)	(9.69)	$29.93	(10.76)%	1.65%	0.31%	234%	$8,455
2021	$35.84	0.17	12.48	12.65	(0.18)	(5.31)	(5.49)	$43.00	38.05%	1.66%	0.44%	240%	$12,987
2020	$36.68	0.39	(0.08)	0.31	(0.40)	(0.75)	(1.15)	$35.84	0.68%	1.67%	1.08%	100%	$7,452
2019	$39.48	0.41	0.63	1.04	(0.37)	(3.47)	(3.84)	$36.68	3.40%	1.67%	1.07%	72%	$9,107
2018	$37.79	0.53	4.39	4.92	(0.49)	(2.74)	(3.23)	$39.48	13.18%	1.66%	1.33%	77%	$8,557
R Class
2022(3)	$30.10	0.26	0.56	0.82	(0.27)	—	(0.27)	$30.65	2.72%	1.16%(4)	1.70%(4)	103%	$15,785
2022	$43.18	0.31	(3.51)	(3.20)	(0.31)	(9.57)	(9.88)	$30.10	(10.30)%	1.15%	0.81%	234%	$15,265
2021	$35.97	0.38	12.51	12.89	(0.37)	(5.31)	(5.68)	$43.18	38.73%	1.16%	0.94%	240%	$18,245
2020	$36.81	0.58	(0.09)	0.49	(0.58)	(0.75)	(1.33)	$35.97	1.18%	1.17%	1.58%	100%	$14,218
2019	$39.59	0.60	0.64	1.24	(0.55)	(3.47)	(4.02)	$36.81	3.95%	1.17%	1.57%	72%	$24,676
2018	$37.89	0.73	4.40	5.13	(0.69)	(2.74)	(3.43)	$39.59	13.73%	1.16%	1.83%	77%	$25,298

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$30.21	0.37	0.56	0.93	(0.38)	—	(0.38)	$30.76	3.09%	0.46%(4)	2.40%(4)	103%	$50,839
2022	$43.29	0.58	(3.52)	(2.94)	(0.57)	(9.57)	(10.14)	$30.21	(9.64)%	0.45%	1.51%	234%	$49,707
2021	$36.06	0.63	12.57	13.20	(0.66)	(5.31)	(5.97)	$43.29	39.68%	0.46%	1.64%	240%	$38,493
2020	$36.89	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.06	1.90%	0.47%	2.28%	100%	$16,388
2019	$39.66	0.88	0.63	1.51	(0.81)	(3.47)	(4.28)	$36.89	4.68%	0.47%	2.27%	72%	$13,615
2018	$37.95	0.91	4.50	5.41	(0.96)	(2.74)	(3.70)	$39.66	14.52%	0.46%	2.53%	77%	$4,241

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2302

Semiannual Report

December 31, 2022

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)
G Class (ACDFX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Year Rally Led to Gains for Stocks

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the impacts of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening its monetary policy in March with a 25 basis point (bp) rate hike, increased its interest rate target an additional 400 bps through December. After climbing to a 40-year high of 9.1% in June, the annual U.S. inflation rate retreated to 6.5% in December. Inflation in the U.K. and Europe also eased by year-end, but at a much slower pace.

Moderating inflation and mounting recession risk triggered expectations for central banks to slow or conclude their rate-hike campaigns. This sentiment fueled a rally among global stocks and other riskier assets late in the period. However, with inflation still much higher than the Fed’s target, policymakers indicated a near-term course change was unlikely, and stocks sold off sharply in December.

Nevertheless, the rally in October and November was sufficient to leave most global and U.S. stock indices with gains for the six-month period. Emerging markets stocks generally declined.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	21.7%
Technology Hardware, Storage and Peripherals	12.1%
Semiconductors and Semiconductor Equipment	8.9%
Specialty Retail	6.6%
Interactive Media and Services	5.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period(1) 7/1/22 - 12/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$954.80	$4.93	1.00%
I Class	$1,000	$955.80	$3.94	0.80%
Y Class	$1,000	$955.80	$3.70	0.75%
A Class	$1,000	$953.50	$6.15	1.25%
C Class	$1,000	$949.90	$9.83	2.00%
R Class	$1,000	$952.60	$7.38	1.50%
R5 Class	$1,000	$956.30	$3.94	0.80%
G Class	$1,000	$959.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.16	$5.09	1.00%
I Class	$1,000	$1,021.17	$4.08	0.80%
Y Class	$1,000	$1,021.43	$3.82	0.75%
A Class	$1,000	$1,018.90	$6.36	1.25%
C Class	$1,000	$1,015.12	$10.16	2.00%
R Class	$1,000	$1,017.64	$7.63	1.50%
R5 Class	$1,000	$1,021.17	$4.08	0.80%
G Class	$1,000	$1,025.16	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.8%
Lockheed Martin Corp.	28,416	$13,824,100
Air Freight and Logistics — 2.4%
Expeditors International of Washington, Inc.	78,761	8,184,843
United Parcel Service, Inc., Class B	59,844	10,403,281
		18,588,124
Automobiles — 1.2%
Tesla, Inc.(1)	77,127	9,500,504
Beverages — 0.2%
Coca-Cola Co.	24,093	1,532,556
Biotechnology — 3.1%
Exelixis, Inc.(1)	390,415	6,262,257
Incyte Corp.(1)	14,407	1,157,170
Moderna, Inc.(1)	14,197	2,550,065
Vertex Pharmaceuticals, Inc.(1)	51,372	14,835,206
		24,804,698
Building Products — 0.6%
Lennox International, Inc.	4,659	1,114,573
Trex Co., Inc.(1)	84,159	3,562,450
		4,677,023
Capital Markets — 2.2%
Cboe Global Markets, Inc.	13,436	1,685,815
FactSet Research Systems, Inc.	5,975	2,397,230
LPL Financial Holdings, Inc.	28,483	6,157,170
Moody's Corp.	14,104	3,929,656
S&P Global, Inc.	10,652	3,567,781
		17,737,652
Chemicals — 1.2%
CF Industries Holdings, Inc.	53,806	4,584,271
Olin Corp.	94,720	5,014,477
		9,598,748
Commercial Services and Supplies — 0.4%
Rollins, Inc.	88,967	3,250,854
Electronic Equipment, Instruments and Components — 0.4%
Amphenol Corp., Class A	45,648	3,475,639
Entertainment — 1.9%
Electronic Arts, Inc.	64,877	7,926,672
Live Nation Entertainment, Inc.(1)	70,217	4,896,934
World Wrestling Entertainment, Inc., Class A	32,095	2,199,149
		15,022,755
Food and Staples Retailing — 2.7%
Casey's General Stores, Inc.	38,551	8,648,917
Costco Wholesale Corp.	17,309	7,901,558
Sysco Corp.	64,338	4,918,640
		21,469,115
Food Products — 0.6%
Hershey Co.	20,269	4,693,692
6

	Shares	Value
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	86,470	$9,493,541
IDEXX Laboratories, Inc.(1)	7,322	2,987,083
Shockwave Medical, Inc.(1)	5,027	1,033,602
		13,514,226
Health Care Providers and Services — 3.9%
AMN Healthcare Services, Inc.(1)	22,690	2,332,986
Humana, Inc.	21,435	10,978,793
Molina Healthcare, Inc.(1)	12,383	4,089,114
UnitedHealth Group, Inc.	25,969	13,768,244
		31,169,137
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	39,722	1,333,070
Veeva Systems, Inc., Class A(1)	12,203	1,969,320
		3,302,390
Hotels, Restaurants and Leisure — 2.5%
Airbnb, Inc., Class A(1)	68,577	5,863,334
Domino's Pizza, Inc.	7,317	2,534,609
Starbucks Corp.	95,167	9,440,566
Wingstop, Inc.	12,928	1,779,151
		19,617,660
Insurance — 0.8%
Aon PLC, Class A	15,398	4,621,556
Marsh & McLennan Cos., Inc.	10,621	1,757,563
		6,379,119
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A(1)	363,320	32,055,724
Alphabet, Inc., Class C(1)	63,687	5,650,947
Meta Platforms, Inc., Class A(1)	20,683	2,488,992
Pinterest, Inc., Class A(1)	124,152	3,014,411
		43,210,074
Internet and Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)	289,889	24,350,676
DoorDash, Inc., Class A(1)	28,379	1,385,463
Etsy, Inc.(1)	10,900	1,305,602
		27,041,741
IT Services — 3.1%
Gartner, Inc.(1)	22,533	7,574,243
GoDaddy, Inc., Class A(1)	50,856	3,805,046
Mastercard, Inc., Class A	25,044	8,708,550
VeriSign, Inc.(1)	8,808	1,809,515
Visa, Inc., Class A	14,382	2,988,004
		24,885,358
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	41,231	1,703,253
Life Sciences Tools and Services — 1.4%
Danaher Corp.	6,403	1,699,484
Maravai LifeSciences Holdings, Inc., Class A(1)	87,586	1,253,356
Mettler-Toledo International, Inc.(1)	5,334	7,710,030
		10,662,870
Oil, Gas and Consumable Fuels — 3.0%
Cheniere Energy, Inc.	55,156	8,271,194
7

	Shares	Value
Chevron Corp.	9,029	$1,620,615
Exxon Mobil Corp.	83,374	9,196,152
Marathon Petroleum Corp.	17,257	2,008,542
Texas Pacific Land Corp.	942	2,208,265
		23,304,768
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	47,438	2,808,330
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	19,897	4,936,645
Pharmaceuticals — 2.2%
Merck & Co., Inc.	118,948	13,197,281
Novo Nordisk A/S, ADR	31,860	4,311,932
		17,509,213
Real Estate Management and Development — 0.3%
Zillow Group, Inc., Class C(1)	77,966	2,511,285
Road and Rail — 0.8%
Old Dominion Freight Line, Inc.	7,585	2,152,471
Uber Technologies, Inc.(1)	172,669	4,270,105
		6,422,576
Semiconductors and Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.(1)	65,750	4,258,628
Applied Materials, Inc.	52,759	5,137,671
Broadcom, Inc.	28,299	15,822,820
Enphase Energy, Inc.(1)	9,295	2,462,803
MaxLinear, Inc.(1)	38,514	1,307,550
Microchip Technology, Inc.	100,211	7,039,823
Monolithic Power Systems, Inc.	11,658	4,122,385
NVIDIA Corp.	87,730	12,820,862
Power Integrations, Inc.	16,439	1,179,005
QUALCOMM, Inc.	145,469	15,992,862
		70,144,409
Software — 21.7%
Adobe, Inc.(1)	12,769	4,297,152
Autodesk, Inc.(1)	32,544	6,081,497
Box, Inc., Class A(1)	135,908	4,230,816
Cadence Design Systems, Inc.(1)	19,792	3,179,387
Crowdstrike Holdings, Inc., Class A(1)	72,856	7,671,008
Datadog, Inc., Class A(1)	90,347	6,640,504
DocuSign, Inc.(1)	55,307	3,065,114
Fair Isaac Corp.(1)	8,171	4,890,997
Fortinet, Inc.(1)	51,808	2,532,893
Intuit, Inc.	29,276	11,394,805
Microsoft Corp.	392,311	94,084,024
Qualys, Inc.(1)	13,735	1,541,479
Salesforce, Inc.(1)	63,262	8,387,909
ServiceNow, Inc.(1)	21,554	8,368,772
Teradata Corp.(1)	52,115	1,754,191
Zoom Video Communications, Inc., Class A(1)	46,179	3,128,165
		171,248,713
Specialty Retail — 6.6%
AutoNation, Inc.(1)	13,780	1,478,594
Home Depot, Inc.	31,025	9,799,556
8

	Shares	Value
Lowe's Cos., Inc.	79,705	$15,880,424
O'Reilly Automotive, Inc.(1)	14,217	11,999,575
Ulta Beauty, Inc.(1)	22,903	10,743,110
Williams-Sonoma, Inc.	21,478	2,468,252
		52,369,511
Technology Hardware, Storage and Peripherals — 12.1%
Apple, Inc.	694,711	90,263,800
Pure Storage, Inc., Class A(1)	197,633	5,288,659
		95,552,459
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	5,419	2,163,048
lululemon athletica, Inc.(1)	8,869	2,841,450
		5,004,498
Trading Companies and Distributors — 0.7%
Fastenal Co.	78,960	3,736,387
WW Grainger, Inc.	3,498	1,945,763
		5,682,150
TOTAL COMMON STOCKS (Cost $606,201,552)		787,155,845
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,460	8,460
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $642,047), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $630,447)		630,153
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/47, valued at $3,948,433), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $3,872,832)		3,871,000
		4,501,153
TOTAL SHORT-TERM INVESTMENTS (Cost $4,509,613)		4,509,613
TOTAL INVESTMENT SECURITIES—100.1% (Cost $610,711,165)		791,665,458
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,034,567)
TOTAL NET ASSETS — 100.0%		$790,630,891

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

DECEMBER 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $610,711,165)	$791,665,458
Receivable for capital shares sold	141,001
Dividends and interest receivable	1,582,867
793,389,326

Liabilities
Payable for capital shares redeemed	2,455,257
Accrued management fees	286,526
Distribution and service fees payable	16,652
2,758,435

Net Assets	$790,630,891

Net Assets Consist of:
Capital (par value and paid-in surplus)	$682,858,182
Distributable earnings	107,772,709
$790,630,891

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$221,798,025	13,138,306	$16.88
I Class, $0.01 Par Value	$61,780,782	3,612,624	$17.10
Y Class, $0.01 Par Value	$539,288	31,454	$17.15
A Class, $0.01 Par Value	$33,281,434	2,027,374	$16.42
C Class, $0.01 Par Value	$5,161,616	368,088	$14.02
R Class, $0.01 Par Value	$10,465,414	668,084	$15.66
R5 Class, $0.01 Par Value	$355,128	20,759	$17.11
G Class, $0.01 Par Value	$457,249,204	26,797,695	$17.06
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $17.42 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,154)	$5,380,652
Interest	142,973
5,523,625

Expenses:
Management fees	3,784,642
Distribution and service fees:
A Class	46,078
C Class	34,300
R Class	27,989
Directors' fees and expenses	29,182
Other expenses	137
3,922,328
Fees waived(1)	(1,932,026)
1,990,302

Net investment income (loss)	3,533,323

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(16,780,184)
Futures contract transactions	(101,126)
Foreign currency translation transactions	(1,758)
(16,883,068)

Change in net unrealized appreciation (depreciation) on investments	(22,132,645)

Net realized and unrealized gain (loss)	(39,015,713)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(35,482,390)
(1)Amount consists of $12,420, $4,268, $10, $1,843, $343, $560, $74 and $1,912,508 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and G Class, respectively.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED) AND YEAR ENDED JUNE 30, 2022
Increase (Decrease) in Net Assets	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$3,533,323	$(258,336)
Net realized gain (loss)	(16,883,068)	6,079,098
Change in net unrealized appreciation (depreciation)	(22,132,645)	(125,297,390)
Net increase (decrease) in net assets resulting from operations	(35,482,390)	(119,476,628)

Distributions to Shareholders
From earnings:
Investor Class	—	(52,277,622)
I Class	(103,214)	(27,316,430)
Y Class	(1,156)	(24,224)
A Class	—	(9,510,169)
C Class	—	(3,087,061)
R Class	—	(2,743,879)
R5 Class	(2,177)	(345,987)
G Class	(4,353,143)	—
Decrease in net assets from distributions	(4,459,690)	(95,305,372)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,312,938)	570,318,229

Net increase (decrease) in net assets	(66,255,018)	355,536,229

Net Assets
Beginning of period	856,885,909	501,349,680
End of period	$790,630,891	$856,885,909

See Notes to Financial Statements.
12

Notes to Financial Statements

DECEMBER 31, 2022 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on May 5, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

13

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 36% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. During the period ended December 31, 2022, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.00%	0.99%
I Class		0.0500% to 0.1100%	0.80%	0.79%
Y Class		0.0000% to 0.0600%	0.75%	0.74%
A Class		0.2500% to 0.3100%	1.00%	0.99%
C Class		0.2500% to 0.3100%	1.00%	0.99%
R Class		0.2500% to 0.3100%	1.00%	0.99%
R5 Class		0.0500% to 0.1100%	0.80%	0.79%
G Class		0.0500% to 0.1100%	0.80%	0.00%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $13,183,485 and $5,793,822, respectively. The effect of interfund transactions on the Statement of Operations was $165,145 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2022 were $671,956,150 and $686,722,858, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2022		Year ended June 30, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	480,000,000		480,000,000
Sold	396,376	$7,128,696	1,078,949	$26,627,251
Issued in connection with reorganization (Note 10)	—	—	3,195,700	60,476,875
Issued in reinvestment of distributions	—	—	2,133,990	51,194,431
Redeemed	(1,304,623)	(23,395,677)	(2,550,844)	(59,802,171)
	(908,247)	(16,266,981)	3,857,795	78,496,386
I Class/Shares Authorized	100,000,000		100,000,000
Sold	194,531	3,576,047	694,404	16,374,409
Issued in reinvestment of distributions	5,907	103,188	1,119,687	27,197,206
Redeemed	(2,033,688)	(35,774,847)	(1,883,997)	(45,277,547)
	(1,833,250)	(32,095,612)	(69,906)	(1,705,932)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	29,496	531,532	310	7,499
Issued in reinvestment of distributions	66	1,156	995	24,224
Redeemed	(3,407)	(59,736)	(1,853)	(51,553)
	26,155	472,952	(548)	(19,830)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	158,411	2,788,240	430,919	10,224,570
Issued in reinvestment of distributions	—	—	391,802	9,164,238
Redeemed	(255,456)	(4,482,165)	(490,219)	(11,512,442)
	(97,045)	(1,693,925)	332,502	7,876,366
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,748	42,184	11,052	248,239
Issued in reinvestment of distributions	—	—	152,345	3,066,714
Redeemed	(164,395)	(2,458,725)	(350,086)	(7,178,279)
	(161,647)	(2,416,541)	(186,689)	(3,863,326)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	76,803	1,292,473	205,732	4,649,298
Issued in reinvestment of distributions	—	—	122,604	2,743,879
Redeemed	(45,929)	(766,677)	(200,931)	(4,296,667)
	30,874	525,796	127,405	3,096,510
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	9,512	174,776	30,500	748,335
Issued in reinvestment of distributions	124	2,177	14,232	345,987
Redeemed	(66,357)	(1,143,819)	(23,648)	(538,472)
	(56,721)	(966,866)	21,084	555,850
G Class/Shares Authorized	550,000,000		550,000,000
Sold	2,151,358	39,863,417	587,679	11,315,451
Issued in connection with reorganization (Note 10)	—	—	24,740,187	474,621,833
Issued in reinvestment of distributions	249,750	4,353,143	—	—
Redeemed	(928,215)	(18,088,321)	(3,064)	(55,079)
	1,472,893	26,128,239	25,324,802	485,882,205
Net increase (decrease)	(1,526,988)	$(26,312,938)	29,406,445	$570,318,229
(1)May 5, 2022 (commencement of sale) through June 30, 2022 for the G Class.

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$787,155,845	—	—
Short-Term Investments	8,460	$4,501,153	—
	$787,164,305	$4,501,153	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $9,927,060 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2022, the effect of equity price risk derivative instruments on the Statement of Operations was $(101,126) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

18

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$613,108,887
Gross tax appreciation of investments	$209,075,255
Gross tax depreciation of investments	(30,518,684)
Net tax appreciation (depreciation) of investments	$178,556,571

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2022, the fund had post-October capital loss deferrals of  $(53,121,945), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Reorganization

On December 16, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Disciplined Growth Fund, one fund in a series issued by the corporation, were transferred to Disciplined Growth Fund in exchange for shares of Disciplined Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Disciplined Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on May 13, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On May 13, 2022, NT Disciplined Growth Fund exchanged its shares for shares of Disciplined Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Disciplined Growth Fund – Investor Class	4,895,760	Disciplined Growth Fund – Investor Class	3,195,700
NT Disciplined Growth Fund – G Class	37,810,103	Disciplined Growth Fund – G Class	24,740,187

The net assets of NT Disciplined Growth Fund and Disciplined Growth Fund immediately before the reorganization were $535,098,708 and $381,181,403, respectively. NT Disciplined Growth Fund's unrealized appreciation of $122,396,274 was combined with that of Disciplined Growth Fund. Immediately after the reorganization, the combined net assets were $916,280,111.

Assuming the reorganization had been completed on July 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended June 30, 2022 are as follows:

Net investment income (loss)	$2,471,642
Net realized and unrealized gain (loss)	(197,415,404)
Net increase (decrease) in net assets resulting from operations	$(194,943,762)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Disciplined Growth Fund that have been included in the fund’s Statement of Operations since May 13, 2022.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$17.68	0.03	(0.83)	(0.80)	—	—	—	$16.88	(4.52)%	1.00%(4)	1.01%(4)	0.28%(4)	0.27%(4)	80%	$221,798
2022	$26.83	(0.06)	(3.76)	(3.82)	—	(5.33)	(5.33)	$17.68	(19.47)%	0.99%	1.00%	(0.14)%	(0.15)%	205%	$248,369
2021	$24.39	(0.07)	7.17	7.10	—	(4.66)	(4.66)	$26.83	31.26%	1.00%	1.01%	(0.28)%	(0.29)%	189%	$273,391
2020	$21.76	(0.02)	4.59	4.57	—	(1.94)	(1.94)	$24.39	22.13%	1.01%	1.02%	(0.10)%	(0.11)%	142%	$238,408
2019	$24.05	0.05	1.08	1.13	(0.04)	(3.38)	(3.42)	$21.76	6.61%	1.02%	1.02%	0.24%	0.24%	105%	$250,920
2018	$22.10	0.05	3.97	4.02	(0.03)	(2.04)	(2.07)	$24.05	18.80%	1.02%	1.02%	0.21%	0.21%	97%	$362,865
I Class
2022(3)	$17.92	0.04	(0.83)	(0.79)	(0.03)	—	(0.03)	$17.10	(4.42)%	0.80%(4)	0.81%(4)	0.48%(4)	0.47%(4)	80%	$61,781
2022	$27.08	(0.02)	(3.81)	(3.83)	—	(5.33)	(5.33)	$17.92	(19.31)%	0.79%	0.80%	0.06%	0.05%	205%	$97,606
2021	$24.54	(0.02)	7.22	7.20	—	(4.66)	(4.66)	$27.08	31.50%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$149,388
2020	$21.84	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.54	22.38%	0.81%	0.82%	0.10%	0.09%	142%	$136,351
2019	$24.13	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.84	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$213,805
2018	$22.16	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.13	19.01%	0.82%	0.82%	0.41%	0.41%	97%	$231,261

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$17.97	0.02	(0.80)	(0.78)	(0.04)	—	(0.04)	$17.15	(4.42)%	0.75%(4)	0.76%(4)	0.53%(4)	0.52%(4)	80%	$539
2022	$27.13	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.97	(19.27)%	0.74%	0.75%	0.11%	0.10%	205%	$95
2021	$24.56	(0.01)	7.24	7.23	—	(4.66)	(4.66)	$27.13	31.61%	0.75%	0.76%	(0.03)%	(0.04)%	189%	$159
2020	$21.85	0.04	4.61	4.65	—	(1.94)	(1.94)	$24.56	22.42%	0.76%	0.77%	0.15%	0.14%	142%	$232
2019	$24.14	0.12	1.07	1.19	(0.10)	(3.38)	(3.48)	$21.85	6.87%	0.77%	0.77%	0.49%	0.49%	105%	$579
2018	$22.17	0.11	3.99	4.10	(0.09)	(2.04)	(2.13)	$24.14	19.06%	0.77%	0.77%	0.46%	0.46%	97%	$6
A Class
2022(3)	$17.22	—(5)	(0.80)	(0.80)	—	—	—	$16.42	(4.65)%	1.25%(4)	1.26%(4)	0.03%(4)	0.02%(4)	80%	$33,281
2022	$26.31	(0.12)	(3.64)	(3.76)	—	(5.33)	(5.33)	$17.22	(19.69)%	1.24%	1.25%	(0.39)%	(0.40)%	205%	$36,573
2021	$24.05	(0.13)	7.05	6.92	—	(4.66)	(4.66)	$26.31	30.93%	1.25%	1.26%	(0.53)%	(0.54)%	189%	$47,150
2020	$21.53	(0.08)	4.54	4.46	—	(1.94)	(1.94)	$24.05	21.84%	1.26%	1.27%	(0.35)%	(0.36)%	142%	$34,139
2019	$23.87	—(5)	1.06	1.06	(0.02)	(3.38)	(3.40)	$21.53	6.32%	1.27%	1.27%	(0.01)%	(0.01)%	105%	$31,650
2018	$21.97	(0.01)	3.95	3.94	—	(2.04)	(2.04)	$23.87	18.48%	1.27%	1.27%	(0.04)%	(0.04)%	97%	$37,832

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$14.76	(0.06)	(0.68)	(0.74)	—	—	—	$14.02	(5.01)%	2.00%(4)	2.01%(4)	(0.72)%(4)	(0.73)%(4)	80%	$5,162
2022	$23.41	(0.27)	(3.05)	(3.32)	—	(5.33)	(5.33)	$14.76	(20.27)%	1.99%	2.00%	(1.14)%	(1.15)%	205%	$7,820
2021	$21.99	(0.29)	6.37	6.08	—	(4.66)	(4.66)	$23.41	29.92%	2.00%	2.01%	(1.28)%	(1.29)%	189%	$16,775
2020	$19.98	(0.22)	4.17	3.95	—	(1.94)	(1.94)	$21.99	20.94%	2.01%	2.02%	(1.10)%	(1.11)%	142%	$22,346
2019	$22.55	(0.16)	0.97	0.81	—	(3.38)	(3.38)	$19.98	5.57%	2.02%	2.02%	(0.76)%	(0.76)%	105%	$26,088
2018	$21.00	(0.17)	3.76	3.59	—	(2.04)	(2.04)	$22.55	17.57%	2.02%	2.02%	(0.79)%	(0.79)%	97%	$40,253
R Class
2022(3)	$16.45	(0.02)	(0.77)	(0.79)	—	—	—	$15.66	(4.74)%	1.50%(4)	1.51%(4)	(0.22)%(4)	(0.23)%(4)	80%	$10,465
2022	$25.42	(0.17)	(3.47)	(3.64)	—	(5.33)	(5.33)	$16.45	(19.93)%	1.49%	1.50%	(0.64)%	(0.65)%	205%	$10,481
2021	$23.42	(0.19)	6.85	6.66	—	(4.66)	(4.66)	$25.42	30.63%	1.50%	1.51%	(0.78)%	(0.79)%	189%	$12,958
2020	$21.06	(0.13)	4.43	4.30	—	(1.94)	(1.94)	$23.42	21.56%	1.51%	1.52%	(0.60)%	(0.61)%	142%	$9,548
2019	$23.47	(0.06)	1.03	0.97	—	(3.38)	(3.38)	$21.06	6.03%	1.52%	1.52%	(0.26)%	(0.26)%	105%	$9,948
2018	$21.68	(0.06)	3.89	3.83	—	(2.04)	(2.04)	$23.47	18.20%	1.52%	1.52%	(0.29)%	(0.29)%	97%	$10,626

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$17.94	0.05	(0.85)	(0.80)	(0.03)	—	(0.03)	$17.11	(4.37)%	0.80%(4)	0.81%(4)	0.48%(4)	0.47%(4)	80%	$355
2022	$27.10	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.94	(19.34)%	0.79%	0.80%	0.06%	0.05%	205%	$1,390
2021	$24.55	(0.02)	7.23	7.21	—	(4.66)	(4.66)	$27.10	31.53%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$1,528
2020	$21.85	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.55	22.37%	0.81%	0.82%	0.10%	0.09%	142%	$1,153
2019	$24.14	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.85	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$957
2018	$22.17	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.14	19.00%	0.82%	0.82%	0.41%	0.41%	97%	$1,142
G Class
2022(3)	$17.95	0.12	(0.85)	(0.73)	(0.16)	—	(0.16)	$17.06	(4.06)%	0.01%(4)	0.81%(4)	1.27%(4)	0.47%(4)	80%	$457,249
2022(6)	$20.02	0.05	(2.12)	(2.07)	—	—	—	$17.95	(10.34)%	0.01%(4)	0.80%(4)	1.72%(4)	0.93%(4)	205%(7)	$454,553

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)May 5, 2022 (commencement of sale) through June 30, 2022.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2022.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes
26

Notes
27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 2302

Semiannual Report

December 31, 2022

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Year Rally Led to Gains for Stocks

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the impacts of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening its monetary policy in March with a 25 basis point (bp) rate hike, increased its interest rate target an additional 400 bps through December. After climbing to a 40-year high of 9.1% in June, the annual U.S. inflation rate retreated to 6.5% in December. Inflation in the U.K. and Europe also eased by year-end, but at a much slower pace.

Moderating inflation and mounting recession risk triggered expectations for central banks to slow or conclude their rate-hike campaigns. This sentiment fueled a rally among global stocks and other riskier assets late in the period. However, with inflation still much higher than the Fed’s target, policymakers indicated a near-term course change was unlikely, and stocks sold off sharply in December.

Nevertheless, the rally in October and November was sufficient to leave most global and U.S. stock indices with gains for the six-month period. Emerging markets stocks generally declined.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.6%

Top Five Industries	% of net assets
Software	9.4%
Oil, Gas and Consumable Fuels	6.5%
Technology Hardware, Storage and Peripherals	6.3%
Semiconductors and Semiconductor Equipment	6.1%
Health Care Providers and Services	5.9%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period(1) 7/1/22 - 12/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$988.30	$3.31	0.66%
I Class	$1,000	$989.40	$2.31	0.46%
A Class	$1,000	$987.30	$4.56	0.91%
C Class	$1,000	$983.00	$8.30	1.66%
R Class	$1,000	$986.00	$5.81	1.16%
R5 Class	$1,000	$989.40	$2.31	0.46%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
R5 Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.4%
Lockheed Martin Corp.	72,493	$35,267,119
Textron, Inc.	41,732	2,954,626
		38,221,745
Air Freight and Logistics — 1.8%
Expeditors International of Washington, Inc.	98,233	10,208,374
FedEx Corp.	27,836	4,821,195
United Parcel Service, Inc., Class B	78,811	13,700,504
		28,730,073
Automobiles — 0.4%
Tesla, Inc.(1)	51,697	6,368,037
Banks — 4.8%
Fifth Third Bancorp	181,716	5,962,102
JPMorgan Chase & Co.	213,875	28,680,638
KeyCorp	582,706	10,150,739
Popular, Inc.	143,172	9,495,167
Regions Financial Corp.	112,814	2,432,270
SVB Financial Group(1)	14,822	3,411,135
U.S. Bancorp	97,154	4,236,886
Western Alliance Bancorp	84,261	5,018,585
Zions Bancorp NA	175,203	8,612,979
		78,000,501
Beverages — 1.6%
Coca-Cola Co.	329,962	20,988,883
PepsiCo, Inc.	30,477	5,505,975
		26,494,858
Biotechnology — 4.2%
AbbVie, Inc.	139,121	22,483,345
Amgen, Inc.	9,278	2,436,774
Gilead Sciences, Inc.	33,179	2,848,417
Incyte Corp.(1)	126,404	10,152,769
Moderna, Inc.(1)	27,596	4,956,794
Vertex Pharmaceuticals, Inc.(1)	84,939	24,528,684
		67,406,783
Building Products — 0.5%
Johnson Controls International PLC	38,580	2,469,120
UFP Industries, Inc.	76,574	6,068,490
		8,537,610
Capital Markets — 2.2%
Cboe Global Markets, Inc.	63,822	8,007,746
LPL Financial Holdings, Inc.	38,870	8,402,528
Raymond James Financial, Inc.	108,641	11,608,291
T. Rowe Price Group, Inc.	73,453	8,010,784
		36,029,349
Chemicals — 3.3%
CF Industries Holdings, Inc.	200,261	17,062,237
Dow, Inc.	243,065	12,248,045

	Shares	Value
LyondellBasell Industries NV, Class A	172,648	$14,334,964
Mosaic Co.	63,504	2,785,921
Olin Corp.	122,027	6,460,109
		52,891,276
Communications Equipment — 0.6%
Cisco Systems, Inc.	188,080	8,960,131
Consumer Finance — 0.6%
American Express Co.	40,503	5,984,318
Synchrony Financial	92,849	3,051,018
		9,035,336
Distributors — 1.4%
Genuine Parts Co.	72,323	12,548,764
LKQ Corp.	199,474	10,653,906
		23,202,670
Diversified Consumer Services — 0.4%
ADT, Inc.	376,757	3,417,186
H&R Block, Inc.	79,223	2,892,432
		6,309,618
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	43,920	13,566,888
Electric Utilities — 0.4%
FirstEnergy Corp.	174,096	7,301,586
Entertainment — 2.0%
Electronic Arts, Inc.	190,163	23,234,116
Netflix, Inc.(1)	30,439	8,975,852
		32,209,968
Equity Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	79,922	1,282,748
SBA Communications Corp.	11,601	3,251,876
		4,534,624
Food and Staples Retailing — 1.0%
Kroger Co.	302,365	13,479,432
Sprouts Farmers Market, Inc.(1)	96,851	3,135,067
		16,614,499
Food Products — 1.5%
Archer-Daniels-Midland Co.	233,359	21,667,383
Cal-Maine Foods, Inc.	63,145	3,438,245
		25,105,628
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	120,640	13,245,065
Hologic, Inc.(1)	104,254	7,799,242
		21,044,307
Health Care Providers and Services — 5.9%
AmerisourceBergen Corp.	42,116	6,979,042
AMN Healthcare Services, Inc.(1)	28,687	2,949,597
Cardinal Health, Inc.	99,403	7,641,109
Centene Corp.(1)	108,912	8,931,873
Cigna Corp.	21,241	7,037,993
CVS Health Corp.	177,567	16,547,469
Humana, Inc.	19,510	9,992,827
McKesson Corp.	56,648	21,249,798
UnitedHealth Group, Inc.	28,266	14,986,068
		96,315,776

	Shares	Value
Hotels, Restaurants and Leisure — 2.8%
Airbnb, Inc., Class A(1)	58,557	$5,006,623
Booking Holdings, Inc.(1)	7,866	15,852,192
Expedia Group, Inc.(1)	34,785	3,047,166
Starbucks Corp.	121,264	12,029,389
Yum! Brands, Inc.	78,969	10,114,350
		46,049,720
Household Durables — 0.5%
Lennar Corp., Class A	92,937	8,410,799
Household Products — 2.4%
Clorox Co.	36,382	5,105,486
Colgate-Palmolive Co.	32,561	2,565,481
Kimberly-Clark Corp.	128,888	17,496,546
Procter & Gamble Co.	90,916	13,779,229
		38,946,742
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	163,116	4,691,216
Insurance — 1.4%
Chubb Ltd.	41,332	9,117,839
Marsh & McLennan Cos., Inc.	71,485	11,829,338
Progressive Corp.	16,758	2,173,680
		23,120,857
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	225,022	19,853,691
Alphabet, Inc., Class C(1)	232,657	20,643,655
Meta Platforms, Inc., Class A(1)	42,955	5,169,205
Pinterest, Inc., Class A(1)	103,485	2,512,616
		48,179,167
Internet and Direct Marketing Retail — 0.6%
Amazon.com, Inc.(1)	89,998	7,559,832
Etsy, Inc.(1)	23,148	2,772,667
		10,332,499
IT Services — 5.4%
Accenture PLC, Class A	47,185	12,590,845
Akamai Technologies, Inc.(1)	93,785	7,906,075
Amdocs Ltd.	48,263	4,387,107
Cognizant Technology Solutions Corp., Class A	277,231	15,854,841
International Business Machines Corp.	178,627	25,166,758
Mastercard, Inc., Class A	7,126	2,477,924
PayPal Holdings, Inc.(1)	205,737	14,652,589
Visa, Inc., Class A	23,793	4,943,234
		87,979,373
Life Sciences Tools and Services — 1.0%
Danaher Corp.	61,563	16,340,052
Machinery — 2.4%
Caterpillar, Inc.	36,223	8,677,582
Cummins, Inc.	65,636	15,902,946
Parker-Hannifin Corp.	39,636	11,534,076
Snap-on, Inc.	11,477	2,622,380
		38,736,984
Media — 1.3%
Charter Communications, Inc., Class A(1)	15,406	5,224,174
Comcast Corp., Class A	228,613	7,994,597

	Shares	Value
Sirius XM Holdings, Inc.	1,263,425	$7,378,402
		20,597,173
Metals and Mining — 1.0%
Cleveland-Cliffs, Inc.(1)	112,557	1,813,293
Nucor Corp.	91,224	12,024,236
Steel Dynamics, Inc.	27,577	2,694,273
		16,531,802
Multiline Retail — 0.3%
Dillard's, Inc., Class A	13,957	4,510,902
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	26,611	2,536,294
Oil, Gas and Consumable Fuels — 6.5%
APA Corp.	110,555	5,160,707
Cheniere Energy, Inc.	63,087	9,460,527
Chevron Corp.	13,803	2,477,500
ConocoPhillips	67,052	7,912,136
EQT Corp.	72,131	2,440,192
Exxon Mobil Corp.	318,432	35,123,050
Marathon Petroleum Corp.	118,601	13,803,970
PBF Energy, Inc., Class A	59,577	2,429,550
Pioneer Natural Resources Co.	30,524	6,971,376
SM Energy Co.	44,248	1,541,158
Valero Energy Corp.	137,818	17,483,592
		104,803,758
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	136,613	9,829,305
Eli Lilly & Co.	14,127	5,168,222
Johnson & Johnson	61,625	10,886,056
Merck & Co., Inc.	243,710	27,039,625
Pfizer, Inc.	458,993	23,518,801
		76,442,009
Real Estate Management and Development — 1.0%
CBRE Group, Inc., Class A(1)	176,931	13,616,610
Zillow Group, Inc., Class C(1)	68,010	2,190,602
		15,807,212
Road and Rail — 0.4%
Uber Technologies, Inc.(1)	234,299	5,794,214
Semiconductors and Semiconductor Equipment — 6.1%
Broadcom, Inc.	63,873	35,713,311
KLA Corp.	29,566	11,147,269
Microchip Technology, Inc.	252,111	17,710,798
Micron Technology, Inc.	106,296	5,312,674
NVIDIA Corp.	68,629	10,029,442
NXP Semiconductors NV	46,512	7,350,291
ON Semiconductor Corp.(1)	105,452	6,577,041
QUALCOMM, Inc.	50,074	5,505,136
		99,345,962
Software — 9.4%
Autodesk, Inc.(1)	37,953	7,092,277
Dropbox, Inc., Class A(1)	363,082	8,125,775
Gen Digital, Inc.	223,284	4,784,976
Intuit, Inc.	23,351	9,088,676

	Shares	Value
Microsoft Corp.	287,876	$69,038,422
Oracle Corp. (New York)	236,852	19,360,283
Salesforce, Inc.(1)	136,884	18,149,450
ServiceNow, Inc.(1)	22,668	8,801,304
Zoom Video Communications, Inc., Class A(1)	106,009	7,181,050
		151,622,213
Specialty Retail — 3.8%
AutoZone, Inc.(1)	3,043	7,504,586
Home Depot, Inc.	41,418	13,082,290
Lowe's Cos., Inc.	98,650	19,655,026
O'Reilly Automotive, Inc.(1)	14,267	12,041,776
Ulta Beauty, Inc.(1)	19,935	9,350,910
		61,634,588
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	674,695	87,663,121
HP, Inc.	414,814	11,146,052
NetApp, Inc.	34,827	2,091,710
Pure Storage, Inc., Class A(1)	49,003	1,311,320
		102,212,203
Textiles, Apparel and Luxury Goods — 0.4%
Tapestry, Inc.	154,929	5,899,696
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	12,587	4,473,672
TOTAL COMMON STOCKS (Cost $1,362,189,429)		1,601,880,370
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,852	12,852
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $1,072,847), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $1,053,464)		1,052,973
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 11/15/31, valued at $6,598,388), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $6,472,062)		6,469,000
		7,521,973
TOTAL SHORT-TERM INVESTMENTS (Cost $7,534,825)		7,534,825
TOTAL INVESTMENT SECURITIES—99.4% (Cost $1,369,724,254)		1,609,415,195
OTHER ASSETS AND LIABILITIES — 0.6%		10,163,044
TOTAL NET ASSETS — 100.0%		$1,619,578,239

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,369,724,254)	$1,609,415,195
Receivable for investments sold	2,416,922
Receivable for capital shares sold	1,110,988
Dividends and interest receivable	13,364,759
1,626,307,864

Liabilities
Payable for investments purchased	2,480,948
Payable for capital shares redeemed	3,333,392
Accrued management fees	894,760
Distribution and service fees payable	20,525
6,729,625

Net Assets	$1,619,578,239

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,624,415,097
Distributable earnings	(4,836,858)
$1,619,578,239

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,269,889,276	57,485,005	$22.09
I Class, $0.01 Par Value	$278,976,295	12,606,339	$22.13
A Class, $0.01 Par Value	$45,903,545	2,082,874	$22.04
C Class, $0.01 Par Value	$2,392,778	111,621	$21.44
R Class, $0.01 Par Value	$18,260,318	828,270	$22.05
R5 Class, $0.01 Par Value	$4,156,027	187,759	$22.13
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $23.38 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $380,075)	$35,942,723
Interest	351,299
36,294,022

Expenses:
Management fees	7,980,096
Distribution and service fees:
A Class	63,491
C Class	15,704
R Class	49,770
Directors' fees and expenses	99,490
Other expenses	5,309
8,213,860
Fees waived - G Class	(1,958,867)
6,254,993

Net investment income (loss)	30,039,029

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(28,262,750)
Futures contract transactions	(7,731,135)
Foreign currency translation transactions	13,378
(35,980,507)

Change in net unrealized appreciation (depreciation) on:
Investments	18,499,459
Translation of assets and liabilities in foreign currencies	39,022
18,538,481

Net realized and unrealized gain (loss)	(17,442,026)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,597,003

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED) AND YEAR ENDED JUNE 30, 2022
Increase (Decrease) in Net Assets	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$30,039,029	$22,398,008
Net realized gain (loss)	(35,980,507)	115,904,296
Change in net unrealized appreciation (depreciation)	18,538,481	(538,940,047)
Net increase (decrease) in net assets resulting from operations	12,597,003	(400,637,743)

Distributions to Shareholders
From earnings:
Investor Class	(115,743,736)	(468,693,602)
I Class	(22,744,400)	(110,801,988)
A Class	(3,641,198)	(16,884,842)
C Class	(206,488)	(1,066,880)
R Class	(1,455,050)	(5,841,970)
R5 Class	(394,595)	(1,288,263)
G Class	(77,289,590)	(3,423,529)
Decrease in net assets from distributions	(221,475,057)	(608,001,074)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,135,862,390)	1,314,783,106

Net increase (decrease) in net assets	(1,344,740,444)	306,144,289

Net Assets
Beginning of period	2,964,318,683	2,658,174,394
End of period	$1,619,578,239	$2,964,318,683

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2022 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on May 5, 2022. On December 19, 2022, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. During the period, the investment advisor waived the G Class's management fee in its entirety.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%
G Class		0.0500% to 0.1100%	0.00%(1)
(1)Effective annual management fee before waiver was 0.45%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $28,750,281 and $150,320,662, respectively. The effect of interfund transactions on the Statement of Operations was $31,494,852 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2022 were $2,732,637,978 and $4,030,492,299, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2022		Year ended June 30, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	850,000,000		850,000,000
Sold	907,345	$21,899,098	2,162,223	$69,900,163
Issued in reinvestment of distributions	4,780,360	112,518,838	15,083,960	455,919,413
Redeemed	(12,667,318)	(297,382,727)	(7,436,309)	(237,154,442)
	(6,979,613)	(162,964,791)	9,809,874	288,665,134
I Class/Shares Authorized	140,000,000		140,000,000
Sold	673,431	16,195,750	1,113,201	36,247,854
Issued in reinvestment of distributions	955,359	22,533,144	3,627,606	109,816,974
Redeemed	(4,437,760)	(103,527,404)	(4,310,476)	(150,952,424)
	(2,808,970)	(64,798,510)	430,331	(4,887,596)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	113,120	2,715,107	251,391	7,912,937
Issued in reinvestment of distributions	145,004	3,405,253	525,462	15,858,419
Redeemed	(326,903)	(7,898,077)	(687,012)	(21,744,508)
	(68,779)	(1,777,717)	89,841	2,026,848
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,285	76,012	14,076	431,480
Issued in reinvestment of distributions	7,948	181,532	33,111	975,417
Redeemed	(44,290)	(1,003,820)	(40,328)	(1,309,186)
	(33,057)	(746,276)	6,859	97,711
R Class/Shares Authorized	20,000,000		20,000,000
Sold	83,126	1,974,747	149,641	4,863,355
Issued in reinvestment of distributions	61,947	1,455,050	193,595	5,841,930
Redeemed	(130,084)	(3,078,058)	(211,365)	(6,698,922)
	14,989	351,739	131,871	4,006,363
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	39,451	962,163	50,658	1,614,330
Issued in reinvestment of distributions	13,379	315,505	33,525	1,014,588
Redeemed	(53,245)	(1,208,486)	(62,490)	(2,140,726)
	(415)	69,182	21,693	488,192
G Class/Shares Authorized	1,300,000,000		1,300,000,000
Sold	758,320	18,614,646	675,115	17,485,107
Issued in connection with reorganization (Note 10)	—	—	38,668,740	1,003,951,333
Issued in reinvestment of distributions	3,277,978	77,289,590	141,176	3,423,529
Redeemed	(43,502,799)	(1,001,900,253)	(18,530)	(473,515)
	(39,466,501)	(905,996,017)	39,466,501	1,024,386,454
Net increase (decrease)	(49,342,346)	$(1,135,862,390)	49,956,970	$1,314,783,106
(1)May 5, 2022 (commencement of sale) through June 30, 2022 for the G Class.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,601,880,370	—	—
Short-Term Investments	12,852	$7,521,973	—
	$1,601,893,222	$7,521,973	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $69,861,992 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2022, the effect of equity price risk derivative instruments on the Statement of Operations was $(7,731,135) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,385,953,683
Gross tax appreciation of investments	$272,961,836
Gross tax depreciation of investments	(49,500,324)
Net tax appreciation (depreciation) of investments	$223,461,512

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2022, the fund had post-October capital loss deferrals of $(207,117,591), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Reorganization

On December 16, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Equity Growth Fund, one fund in a series issued by the corporation, were transferred to Equity Growth Fund in exchange for shares of Equity Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Equity Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on May 13, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On May 13, 2022, NT Equity Growth Fund exchanged its shares for shares of Equity Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Equity Growth Fund – G Class	103,917,236	Equity Growth Fund – G Class	38,668,740

The net assets of NT Equity Growth Fund and Equity Growth Fund immediately before the reorganization were $1,003,951,333 and $2,177,347,539, respectively. NT Equity Growth Fund's unrealized appreciation of $120,051,030 was combined with that of Equity Growth Fund. Immediately after the reorganization, the combined net assets were $3,181,298,872.

Assuming the reorganization had been completed on July 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2022 are as follows:

Net investment income (loss)	$34,787,810
Net realized and unrealized gain (loss)	(516,566,533)
Net increase (decrease) in net assets resulting from operations	$(481,778,723)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Equity Growth Fund that have been included in the fund’s Statement of Operations since May 13, 2022.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$24.15	0.23	(0.40)	(0.17)	(0.17)	(1.72)	(1.89)	$22.09	(1.17)%	0.66%(4)	1.92%(4)	101%	$1,269,889
2022	$36.56	0.24	(3.83)	(3.59)	(0.22)	(8.60)	(8.82)	$24.15	(14.48)%	0.65%	0.80%	238%	$1,556,896
2021	$30.41	0.29	9.82	10.11	(0.29)	(3.67)	(3.96)	$36.56	35.42%	0.66%	0.84%	186%	$1,998,353
2020	$31.73	0.34	1.58	1.92	(0.33)	(2.91)	(3.24)	$30.41	5.86%	0.67%	1.09%	113%	$1,789,426
2019	$33.36	0.39	1.56	1.95	(0.37)	(3.21)	(3.58)	$31.73	7.21%	0.67%	1.23%	80%	$2,289,532
2018	$31.79	0.43	4.40	4.83	(0.40)	(2.86)	(3.26)	$33.36	15.62%	0.66%	1.30%	84%	$2,557,773
I Class
2022(3)	$24.19	0.24	(0.39)	(0.15)	(0.19)	(1.72)	(1.91)	$22.13	(1.06)%	0.46%(4)	2.12%(4)	101%	$278,976
2022	$36.61	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.19	(14.32)%	0.45%	1.00%	238%	$372,948
2021	$30.45	0.34	9.85	10.19	(0.36)	(3.67)	(4.03)	$36.61	35.68%	0.46%	1.04%	186%	$548,632
2020	$31.76	0.40	1.59	1.99	(0.39)	(2.91)	(3.30)	$30.45	6.10%	0.47%	1.29%	113%	$419,610
2019	$33.39	0.45	1.56	2.01	(0.43)	(3.21)	(3.64)	$31.76	7.41%	0.47%	1.43%	80%	$445,933
2018	$31.82	0.50	4.40	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.87%	0.46%	1.50%	84%	$392,859

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$24.10	0.20	(0.41)	(0.21)	(0.13)	(1.72)	(1.85)	$22.04	(1.27)%	0.91%(4)	1.67%(4)	101%	$45,904
2022	$36.50	0.15	(3.81)	(3.66)	(0.14)	(8.60)	(8.74)	$24.10	(14.73)%	0.90%	0.55%	238%	$51,847
2021	$30.36	0.20	9.81	10.01	(0.20)	(3.67)	(3.87)	$36.50	35.10%	0.91%	0.59%	186%	$75,252
2020	$31.69	0.26	1.57	1.83	(0.25)	(2.91)	(3.16)	$30.36	5.57%	0.92%	0.84%	113%	$61,504
2019	$33.32	0.31	1.57	1.88	(0.30)	(3.21)	(3.51)	$31.69	6.96%	0.92%	0.98%	80%	$81,086
2018	$31.76	0.35	4.39	4.74	(0.32)	(2.86)	(3.18)	$33.32	15.32%	0.91%	1.05%	84%	$91,750
C Class
2022(3)	$23.48	0.10	(0.38)	(0.28)	(0.04)	(1.72)	(1.76)	$21.44	(1.70)%	1.66%(4)	0.92%(4)	101%	$2,393
2022	$35.92	(0.09)	(3.71)	(3.80)	(0.04)	(8.60)	(8.64)	$23.48	(15.34)%	1.65%	(0.20)%	238%	$3,397
2021	$29.98	(0.05)	9.66	9.61	—(5)	(3.67)	(3.67)	$35.92	34.07%	1.66%	(0.16)%	186%	$4,950
2020	$31.34	0.03	1.55	1.58	(0.03)	(2.91)	(2.94)	$29.98	4.80%	1.67%	0.09%	113%	$5,880
2019	$33.00	0.07	1.55	1.62	(0.07)	(3.21)	(3.28)	$31.34	6.17%	1.67%	0.23%	80%	$7,378
2018	$31.50	0.10	4.34	4.44	(0.08)	(2.86)	(2.94)	$33.00	14.48%	1.66%	0.30%	84%	$11,191

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$24.10	0.17	(0.40)	(0.23)	(0.10)	(1.72)	(1.82)	$22.05	(1.40)%	1.16%(4)	1.42%(4)	101%	$18,260
2022	$36.53	0.07	(3.82)	(3.75)	(0.08)	(8.60)	(8.68)	$24.10	(14.92)%	1.15%	0.30%	238%	$19,602
2021	$30.38	0.12	9.81	9.93	(0.11)	(3.67)	(3.78)	$36.53	34.77%	1.16%	0.34%	186%	$24,891
2020	$31.71	0.18	1.57	1.75	(0.17)	(2.91)	(3.08)	$30.38	5.31%	1.17%	0.59%	113%	$21,394
2019	$33.34	0.23	1.57	1.80	(0.22)	(3.21)	(3.43)	$31.71	6.69%	1.17%	0.73%	80%	$21,413
2018	$31.78	0.28	4.37	4.65	(0.23)	(2.86)	(3.09)	$33.34	15.06%	1.16%	0.80%	84%	$22,576
R5 Class
2022(3)	$24.20	0.26	(0.42)	(0.16)	(0.19)	(1.72)	(1.91)	$22.13	(1.06)%	0.46%(4)	2.12%(4)	101%	$4,156
2022	$36.62	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.20	(14.34)%	0.45%	1.00%	238%	$4,553
2021	$30.45	0.34	9.86	10.20	(0.36)	(3.67)	(4.03)	$36.62	35.72%	0.46%	1.04%	186%	$6,096
2020	$31.77	0.40	1.58	1.98	(0.39)	(2.91)	(3.30)	$30.45	6.06%	0.47%	1.29%	113%	$2,302
2019	$33.39	0.45	1.57	2.02	(0.43)	(3.21)	(3.64)	$31.77	7.44%	0.47%	1.43%	80%	$2,069
2018	$31.82	0.43	4.47	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.83%	0.46%	1.50%	84%	$1,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes
26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 2302

Semiannual Report

December 31, 2022

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Year Rally Led to Gains for Stocks

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the impacts of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening its monetary policy in March with a 25 basis point (bp) rate hike, increased its interest rate target an additional 400 bps through December. After climbing to a 40-year high of 9.1% in June, the annual U.S. inflation rate retreated to 6.5% in December. Inflation in the U.K. and Europe also eased by year-end, but at a much slower pace.

Moderating inflation and mounting recession risk triggered expectations for central banks to slow or conclude their rate-hike campaigns. This sentiment fueled a rally among global stocks and other riskier assets late in the period. However, with inflation still much higher than the Fed’s target, policymakers indicated a near-term course change was unlikely, and stocks sold off sharply in December.

Nevertheless, the rally in October and November was sufficient to leave most global and U.S. stock indices with gains for the six-month period. Emerging markets stocks generally declined.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.6)%

Top Five Countries	% of net assets
Canada	52.2%
Australia	15.0%
United States	13.5%
South Africa	10.5%
China	4.8%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period(1) 7/1/22 - 12/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.90	$3.39	0.66%
I Class	$1,000	$1,040.50	$2.37	0.46%
A Class	$1,000	$1,038.40	$4.68	0.91%
C Class	$1,000	$1,034.00	$8.51	1.66%
R Class	$1,000	$1,036.40	$5.95	1.16%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 15.0%
Capricorn Metals Ltd.(1)	1,801,700	$5,649,652
Evolution Mining Ltd.	2,017,300	4,124,405
Newcrest Mining Ltd. (Sydney)	1,381,213	19,367,794
Northern Star Resources Ltd.	3,268,317	24,457,852
Perseus Mining Ltd.	7,378,500	10,617,405
Ramelius Resources Ltd.	9,376,700	5,995,117
Regis Resources Ltd.	1,712,000	2,409,468
Silver Lake Resources Ltd.(1)	5,241,300	4,266,582
West African Resources Ltd.(1)	7,568,600	6,122,599
		83,010,874
Canada — 52.2%
Agnico Eagle Mines Ltd.	256,734	13,341,067
Agnico Eagle Mines Ltd. (New York)	401,300	20,863,587
Alamos Gold, Inc. (New York), Class A	417,600	4,221,936
B2Gold Corp. (New York)	4,223,900	15,079,323
Barrick Gold Corp.	2,352,520	40,416,294
Centerra Gold, Inc.	519,200	2,688,029
Dundee Precious Metals, Inc.	1,250,100	6,010,451
Eldorado Gold Corp.(1)	863,400	7,218,024
Eldorado Gold Corp. (Toronto)(1)(2)	277,300	2,312,199
Endeavour Mining PLC	819,104	17,531,487
Fortuna Silver Mines, Inc.(1)(2)	2,523,800	9,464,250
Franco-Nevada Corp. (New York)	281,100	38,364,528
IAMGOLD Corp.(1)(2)	1,333,900	3,441,462
K92 Mining, Inc.(1)	957,900	5,426,213
Karora Resources, Inc.(1)	1,182,100	4,059,649
Kinross Gold Corp. (New York)	2,585,657	10,575,337
Lundin Gold, Inc.	556,700	5,439,543
New Gold, Inc.(1)	4,165,900	4,082,582
OceanaGold Corp.(1)	4,872,700	9,284,761
Orla Mining Ltd.(1)	441,400	1,786,464
Pan American Silver Corp. (NASDAQ)(2)	233,100	3,808,854
Silvercorp Metals, Inc.	978,300	2,875,653
SSR Mining, Inc.	472,300	7,400,941
Teck Resources Ltd., Class B	37,400	1,413,411
Torex Gold Resources, Inc.(1)	803,864	9,231,968
Wesdome Gold Mines Ltd.(1)	276,800	1,529,146
Wheaton Precious Metals Corp.	567,000	22,158,360
Yamana Gold, Inc. (New York)(2)	3,466,181	19,237,305
		289,262,824
China — 4.8%
Zhaojin Mining Industry Co. Ltd., H Shares(1)	1,599,000	1,767,553
Zijin Mining Group Co. Ltd., H Shares	18,682,000	25,108,455
		26,876,008
South Africa — 10.5%
Anglo American Platinum Ltd.	58,100	4,848,833
6

	Shares	Value
AngloGold Ashanti Ltd., ADR	749,776	$14,560,650
Gold Fields Ltd., ADR(2)	2,600,000	26,910,000
Harmony Gold Mining Co. Ltd., ADR(2)	1,494,700	5,081,980
Impala Platinum Holdings Ltd.	325,700	4,093,026
Sibanye Stillwater Ltd.	971,800	2,576,465
		58,070,954
United Kingdom — 2.8%
Centamin PLC	6,201,000	8,473,820
Hochschild Mining PLC	3,930,000	3,340,655
Pan African Resources PLC	18,306,800	3,625,134
		15,439,609
United States — 13.5%
Hecla Mining Co.	486,300	2,703,828
Newmont Corp.	1,145,580	54,071,376
Royal Gold, Inc.	158,621	17,879,759
		74,654,963
TOTAL COMMON STOCKS (Cost $392,677,082)		547,315,232
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,588	7,588
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,660,123	2,660,123
		2,667,711
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $1,037,491), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $1,018,747)		1,018,272
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 11/15/31, valued at $6,381,186), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $6,258,961)		6,256,000
		7,274,272
TOTAL SHORT-TERM INVESTMENTS (Cost $9,941,983)		9,941,983
TOTAL INVESTMENT SECURITIES—100.6% (Cost $402,619,065)		557,257,215
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,248,349)
TOTAL NET ASSETS — 100.0%		$554,008,866

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,489,549. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,019,867, which includes securities collateral of $11,359,744.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $399,958,942) — including $13,489,549 of securities on loan	$554,597,092
Investment made with cash collateral received for securities on loan, at value (cost of $2,660,123)	2,660,123
Total investment securities, at value (cost of $402,619,065)	557,257,215
Cash	5,277
Receivable for capital shares sold	202,452
Dividends and interest receivable	152,635
Securities lending receivable	2,100
557,619,679

Liabilities
Payable for collateral received for securities on loan	2,660,123
Payable for capital shares redeemed	641,676
Accrued management fees	300,509
Distribution and service fees payable	8,505
3,610,813

Net Assets	$554,008,866

Net Assets Consist of:
Capital (par value and paid-in surplus)	$562,565,500
Distributable earnings	(8,556,634)
$554,008,866

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$481,406,985	47,792,474	$10.07
I Class, $0.01 Par Value	$47,592,354	4,669,025	$10.19
A Class, $0.01 Par Value	$15,617,844	1,586,965	$9.84
C Class, $0.01 Par Value	$2,773,094	297,588	$9.32
R Class, $0.01 Par Value	$6,618,589	680,944	$9.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $10.44 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $592,851)	$6,067,178
Interest	58,601
Securities lending, net	24,992
6,150,771

Expenses:
Management fees	1,591,764
Distribution and service fees:
A Class	18,826
C Class	12,855
R Class	15,954
Directors' fees and expenses	16,467
Other expenses	154
1,656,020

Net investment income (loss)	4,494,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(22,325,663)
Foreign currency translation transactions	(51,024)
(22,376,687)

Change in net unrealized appreciation (depreciation) on:
Investments	39,518,545
Translation of assets and liabilities in foreign currencies	(3,341)
39,515,204

Net realized and unrealized gain (loss)	17,138,517

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,633,268

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED) AND YEAR ENDED JUNE 30, 2022
Increase (Decrease) in Net Assets	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$4,494,751	$9,546,398
Net realized gain (loss)	(22,376,687)	(27,369,744)
Change in net unrealized appreciation (depreciation)	39,515,204	(116,701,832)
Net increase (decrease) in net assets resulting from operations	21,633,268	(134,525,178)

Distributions to Shareholders
From earnings:
Investor Class	(4,333,174)	(10,533,623)
I Class	(472,111)	(1,020,391)
A Class	(122,725)	(301,763)
C Class	(11,256)	(37,861)
R Class	(43,764)	(125,151)
Decrease in net assets from distributions	(4,983,030)	(12,018,789)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,320,344	(17,012,253)

Net increase (decrease) in net assets	23,970,582	(163,556,220)

Net Assets
Beginning of period	530,038,284	693,594,504
End of period	$554,008,866	$530,038,284

See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2022 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

11

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,660,123	—	—	—	$2,660,123
Gross amount of recognized liabilities for securities lending transactions					$2,660,123
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

13

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2022 were $154,915,833 and $150,042,641, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2022		Year ended June 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	5,093,740	$45,788,969	10,330,701	$127,710,014
Issued in reinvestment of distributions	408,256	4,164,207	910,785	10,126,967
Redeemed	(4,884,467)	(44,707,225)	(11,844,177)	(140,869,540)
	617,529	5,245,951	(602,691)	(3,032,559)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	1,468,266	13,578,122	1,557,246	19,232,819
Issued in reinvestment of distributions	45,741	472,044	90,755	1,020,232
Redeemed	(948,971)	(8,510,511)	(2,980,620)	(35,853,961)
	565,036	5,539,655	(1,332,619)	(15,600,910)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	232,806	2,044,794	848,416	10,535,940
Issued in reinvestment of distributions	11,985	119,374	27,028	293,579
Redeemed	(481,636)	(4,134,206)	(873,378)	(10,171,868)
	(236,845)	(1,970,038)	2,066	657,651
C Class/Shares Authorized	20,000,000		20,000,000
Sold	15,755	131,066	43,140	490,131
Issued in reinvestment of distributions	1,192	11,256	3,651	37,861
Redeemed	(37,133)	(310,340)	(63,996)	(726,632)
	(20,186)	(168,018)	(17,205)	(198,640)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	109,275	981,304	503,491	5,808,594
Issued in reinvestment of distributions	4,444	43,732	11,634	125,141
Redeemed	(270,439)	(2,352,242)	(420,019)	(4,771,530)
	(156,720)	(1,327,206)	95,106	1,162,205
Net increase (decrease)	768,814	$7,320,344	(1,855,343)	$(17,012,253)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$83,010,874	—
Canada	$206,332,783	82,930,041	—
China	—	26,876,008	—
South Africa	46,552,630	11,518,324	—
United Kingdom	—	15,439,609	—
Other Countries	74,654,963	—	—
Short-Term Investments	2,667,711	7,274,272	—
	$330,208,087	$227,049,128	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$407,578,558
Gross tax appreciation of investments	$163,393,429
Gross tax depreciation of investments	(13,714,772)
Net tax appreciation (depreciation) of investments	$149,678,657

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

As of June 30, 2022, the fund had accumulated short-term capital losses of $(106,185,876) and accumulated long-term capital losses of $(30,629,816), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2022, the fund had late-year ordinary loss deferrals of $(317,966), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.78	0.08	0.30	0.38	(0.09)	$10.07	3.89%	0.66%(4)	1.81%(4)	30%	$481,407
2022	$12.37	0.17	(2.54)	(2.37)	(0.22)	$9.78	(19.33)%	0.65%	1.46%	57%	$461,236
2021	$13.64	0.13	(1.26)	(1.13)	(0.14)	$12.37	(8.30)%	0.66%	0.96%	105%	$590,853
2020	$9.76	0.04	3.94	3.98	(0.10)	$13.64	41.12%	0.67%	0.35%	50%	$644,946
2019	$8.58	0.07	1.11	1.18	—	$9.76	13.75%	0.67%	0.84%	47%	$398,804
2018	$8.25	0.04	0.29	0.33	—	$8.58	4.00%	0.66%	0.47%	37%	$347,311
I Class
2022(3)	$9.89	0.09	0.31	0.40	(0.10)	$10.19	4.05%	0.46%(4)	2.01%(4)	30%	$47,592
2022	$12.51	0.20	(2.57)	(2.37)	(0.25)	$9.89	(19.20)%	0.45%	1.66%	57%	$40,601
2021	$13.79	0.16	(1.27)	(1.11)	(0.17)	$12.51	(8.10)%	0.46%	1.16%	105%	$68,014
2020	$9.88	0.06	3.98	4.04	(0.13)	$13.79	41.34%	0.47%	0.55%	50%	$74,730
2019	$8.67	0.08	1.13	1.21	—	$9.88	13.96%	0.47%	1.04%	47%	$30,608
2018	$8.32	0.06	0.29	0.35	—	$8.67	4.21%	0.46%	0.67%	37%	$13,464

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$9.55	0.07	0.30	0.37	(0.08)	$9.84	3.84%	0.91%(4)	1.56%(4)	30%	$15,618
2022	$12.09	0.14	(2.48)	(2.34)	(0.20)	$9.55	(19.57)%	0.90%	1.21%	57%	$17,423
2021	$13.33	0.10	(1.23)	(1.13)	(0.11)	$12.09	(8.51)%	0.91%	0.71%	105%	$22,022
2020	$9.54	0.01	3.85	3.86	(0.07)	$13.33	40.72%	0.92%	0.10%	50%	$15,798
2019	$8.40	0.05	1.09	1.14	—	$9.54	13.57%	0.92%	0.59%	47%	$10,311
2018	$8.11	0.02	0.27	0.29	—	$8.40	3.58%	0.91%	0.22%	37%	$7,475
C Class
2022(3)	$9.05	0.03	0.28	0.31	(0.04)	$9.32	3.40%	1.66%(4)	0.81%(4)	30%	$2,773
2022	$11.46	0.05	(2.34)	(2.29)	(0.12)	$9.05	(20.13)%	1.65%	0.46%	57%	$2,875
2021	$12.63	(0.01)	(1.15)	(1.16)	(0.01)	$11.46	(9.18)%	1.66%	(0.04)%	105%	$3,838
2020	$9.04	(0.07)	3.66	3.59	—	$12.63	39.71%	1.67%	(0.65)%	50%	$4,628
2019	$8.03	(0.01)	1.02	1.01	—	$9.04	12.58%	1.67%	(0.16)%	47%	$2,994
2018	$7.80	(0.04)	0.27	0.23	—	$8.03	2.95%	1.66%	(0.53)%	37%	$2,463
R Class
2022(3)	$9.44	0.06	0.28	0.34	(0.06)	$9.72	3.64%	1.16%(4)	1.31%(4)	30%	$6,619
2022	$11.94	0.11	(2.44)	(2.33)	(0.17)	$9.44	(19.69)%	1.15%	0.96%	57%	$7,904
2021	$13.17	0.06	(1.22)	(1.16)	(0.07)	$11.94	(8.79)%	1.16%	0.46%	105%	$8,868
2020	$9.42	(0.01)	3.80	3.79	(0.04)	$13.17	40.44%	1.17%	(0.15)%	50%	$10,464
2019	$8.32	0.02	1.08	1.10	—	$9.42	13.22%	1.17%	0.34%	47%	$5,573
2018	$8.05	—(5)	0.27	0.27	—	$8.32	3.35%	1.16%	(0.03)%	37%	$5,524

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 2302

Semiannual Report

December 31, 2022

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Year Rally Led to Gains for Stocks

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the impacts of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening its monetary policy in March with a 25 basis point (bp) rate hike, increased its interest rate target an additional 400 bps through December. After climbing to a 40-year high of 9.1% in June, the annual U.S. inflation rate retreated to 6.5% in December. Inflation in the U.K. and Europe also eased by year-end, but at a much slower pace.

Moderating inflation and mounting recession risk triggered expectations for central banks to slow or conclude their rate-hike campaigns. This sentiment fueled a rally among global stocks and other riskier assets late in the period. However, with inflation still much higher than the Fed’s target, policymakers indicated a near-term course change was unlikely, and stocks sold off sharply in December.

Nevertheless, the rally in October and November was sufficient to leave most global and U.S. stock indices with gains for the six-month period. Emerging markets stocks generally declined.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.7)%

Top Five Industries	% of net assets
Banks	9.4%
Software	6.2%
Oil, Gas and Consumable Fuels	5.2%
Health Care Equipment and Supplies	4.7%
Equity Real Estate Investment Trusts (REITs)	4.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period(1) 7/1/22 - 12/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.80	$4.42	0.86%
I Class	$1,000	$1,037.60	$3.39	0.66%
A Class	$1,000	$1,035.00	$5.69	1.11%
C Class	$1,000	$1,030.90	$9.52	1.86%
R Class	$1,000	$1,033.70	$6.97	1.36%
R5 Class	$1,000	$1,038.40	$3.39	0.66%
Hypothetical
Investor Class	$1,000	$1,020.87	$4.38	0.86%
I Class	$1,000	$1,021.88	$3.36	0.66%
A Class	$1,000	$1,019.61	$5.65	1.11%
C Class	$1,000	$1,015.83	$9.45	1.86%
R Class	$1,000	$1,018.35	$6.92	1.36%
R5 Class	$1,000	$1,021.88	$3.36	0.66%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.3%
AAR Corp.(1)	9,226	$414,247
Auto Components — 0.1%
American Axle & Manufacturing Holdings, Inc.(1)	23,547	184,138
Automobiles — 0.4%
Winnebago Industries, Inc.	10,722	565,049
Banks — 9.4%
Ameris Bancorp	20,520	967,313
Associated Banc-Corp.	30,624	707,108
Bancorp, Inc.(1)	14,109	400,413
Bank OZK	12,748	510,685
Customers Bancorp, Inc.(1)	9,774	276,995
Enterprise Financial Services Corp.	6,683	327,200
First Foundation, Inc.	23,329	334,305
Hancock Whitney Corp.	7,658	370,571
Hanmi Financial Corp.	22,750	563,063
Heartland Financial USA, Inc.	17,096	797,016
Hilltop Holdings, Inc.	18,206	546,362
Hope Bancorp, Inc.	82,189	1,052,841
International Bancshares Corp.	10,473	479,244
Lakeland Bancorp, Inc.	17,497	308,122
OceanFirst Financial Corp.	57,574	1,223,448
OFG Bancorp	37,195	1,025,094
Old Second Bancorp, Inc.	28,079	450,387
Pathward Financial, Inc.	5,880	253,134
Peoples Bancorp, Inc.	19,065	538,586
Popular, Inc.	7,110	471,535
Renasant Corp.	17,132	643,992
TriCo Bancshares	14,992	764,442
United Community Banks, Inc.	18,828	636,386
Univest Financial Corp.	20,275	529,786
		14,178,028
Beverages — 1.3%
Celsius Holdings, Inc.(1)	7,140	742,845
Coca-Cola Consolidated, Inc.	2,455	1,257,844
		2,000,689
Biotechnology — 3.3%
Arcus Biosciences, Inc.(1)	20,744	428,986
Exelixis, Inc.(1)	82,882	1,329,427
Halozyme Therapeutics, Inc.(1)	2,997	170,529
Ionis Pharmaceuticals, Inc.(1)	18,028	680,918
Karuna Therapeutics, Inc.(1)	1,144	224,796
Sarepta Therapeutics, Inc.(1)	9,121	1,181,899
Syndax Pharmaceuticals, Inc.(1)	11,440	291,148
Vanda Pharmaceuticals, Inc.(1)	28,944	213,896
Vir Biotechnology, Inc.(1)	4,103	103,847
Xencor, Inc.(1)	16,551	430,988
		5,056,434
6

	Shares	Value
Building Products — 2.5%
American Woodmark Corp.(1)	7,038	$343,877
Apogee Enterprises, Inc.	6,450	286,767
Builders FirstSource, Inc.(1)	6,555	425,288
Masonite International Corp.(1)	2,836	228,610
Quanex Building Products Corp.	10,324	244,472
Resideo Technologies, Inc.(1)	20,000	329,000
Simpson Manufacturing Co., Inc.	2,225	197,269
UFP Industries, Inc.	20,982	1,662,823
		3,718,106
Capital Markets — 2.7%
BGC Partners, Inc., Class A	74,657	281,457
Bread Financial Holdings, Inc.	7,966	300,000
Cohen & Steers, Inc.	4,927	318,087
Evercore, Inc., Class A	2,086	227,541
EZCORP, Inc., Class A(1)	48,927	398,755
Moelis & Co., Class A	26,687	1,023,980
PJT Partners, Inc., Class A	12,802	943,379
StoneX Group, Inc.(1)	6,384	608,395
		4,101,594
Chemicals — 1.6%
AdvanSix, Inc.	12,369	470,270
Ingevity Corp.(1)	15,659	1,103,020
Livent Corp.(1)	26,390	524,369
Mativ Holdings, Inc.	13,000	271,700
		2,369,359
Commercial Services and Supplies — 1.8%
ABM Industries, Inc.	9,553	424,344
ACCO Brands Corp.	57,292	320,262
Brink's Co.	9,752	523,780
Chegg, Inc.(1)	10,953	276,782
Cimpress PLC(1)	5,692	157,156
HealthEquity, Inc.(1)	11,584	714,038
Sabre Corp.(1)	53,492	330,581
		2,746,943
Communications Equipment — 1.1%
CommScope Holding Co., Inc.(1)	34,340	252,399
Extreme Networks, Inc.(1)	25,405	465,165
Viavi Solutions, Inc.(1)	91,733	964,114
		1,681,678
Construction and Engineering — 1.9%
EMCOR Group, Inc.	1,507	223,202
Frontdoor, Inc.(1)	45,284	941,907
Primoris Services Corp.	15,805	346,761
Sterling Infrastructure, Inc.(1)	19,211	630,121
WillScot Mobile Mini Holdings Corp.(1)	16,847	760,979
		2,902,970
Consumer Finance — 0.5%
Navient Corp.	33,367	548,887
OneMain Holdings, Inc.	6,228	207,455
		756,342
Distributors — 0.2%
ScanSource, Inc.(1)	10,946	319,842
7

	Shares	Value
Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	1,251	$755,867
Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	9,894	564,750
EchoStar Corp., Class A(1)	27,087	451,811
Infinera Corp.(1)(2)	84,735	571,114
Lumen Technologies, Inc.	81,732	426,641
		2,014,316
Electric Utilities — 0.5%
Ameresco, Inc., Class A(1)	3,741	213,761
Otter Tail Corp.	9,537	559,917
		773,678
Electrical Equipment — 1.3%
Atkore, Inc.(1)	10,596	1,201,798
Encore Wire Corp.	5,201	715,450
		1,917,248
Electronic Equipment, Instruments and Components — 1.0%
Benchmark Electronics, Inc.	25,158	671,467
TTM Technologies, Inc.(1)	21,033	317,178
Vishay Intertechnology, Inc.	27,437	591,816
		1,580,461
Energy Equipment and Services — 2.0%
Archrock, Inc.	36,362	326,531
ChampionX Corp.	29,038	841,812
Oceaneering International, Inc.(1)	34,691	606,746
Tidewater, Inc.(1)	10,751	396,174
Weatherford International PLC(1)	17,357	883,818
		3,055,081
Entertainment — 0.9%
World Wrestling Entertainment, Inc., Class A	19,831	1,358,820
Equity Real Estate Investment Trusts (REITs) — 4.2%
CareTrust REIT, Inc.	33,321	619,104
Community Healthcare Trust, Inc.	13,501	483,336
Corporate Office Properties Trust	29,423	763,233
Easterly Government Properties, Inc.	46,471	663,141
Four Corners Property Trust, Inc.	9,472	245,609
Office Properties Income Trust	19,029	254,037
Paramount Group, Inc.	107,567	638,948
PotlatchDeltic Corp.	34,934	1,536,747
STORE Capital Corp.	23,053	739,079
Universal Health Realty Income Trust	7,128	340,219
		6,283,453
Food and Staples Retailing — 2.3%
Ingles Markets, Inc., Class A	16,418	1,583,680
SpartanNash Co.	10,994	332,459
Sprouts Farmers Market, Inc.(1)	38,684	1,252,201
Weis Markets, Inc.	4,535	373,185
		3,541,525
Food Products — 1.3%
Cal-Maine Foods, Inc.	4,206	229,017
Fresh Del Monte Produce, Inc.	13,730	359,589
Lancaster Colony Corp.	3,945	778,348
8

	Shares	Value
Seaboard Corp.	24	$90,605
TreeHouse Foods, Inc.(1)	11,869	586,091
		2,043,650
Gas Utilities — 0.6%
National Fuel Gas Co.	10,104	639,583
ONE Gas, Inc.	2,819	213,455
		853,038
Health Care Equipment and Supplies — 4.7%
10X Genomics, Inc., Class A(1)	21,135	770,160
Avanos Medical, Inc.(1)	16,937	458,315
Enovis Corp.(1)	7,487	400,704
Lantheus Holdings, Inc.(1)	11,495	585,785
Merit Medical Systems, Inc.(1)	13,459	950,475
Novocure Ltd.(1)	5,891	432,105
QuidelOrtho Corp.(1)	8,394	719,114
Shockwave Medical, Inc.(1)	5,561	1,143,397
STAAR Surgical Co.(1)	8,069	391,669
Tandem Diabetes Care, Inc.(1)	11,659	524,072
Varex Imaging Corp.(1)	38,814	787,924
		7,163,720
Health Care Providers and Services — 1.6%
Accolade, Inc.(1)	27,761	216,258
Addus HomeCare Corp.(1)	5,186	515,955
AMN Healthcare Services, Inc.(1)	13,488	1,386,836
Fulgent Genetics, Inc.(1)	10,779	320,999
		2,440,048
Hotels, Restaurants and Leisure — 3.3%
Bloomin' Brands, Inc.	29,043	584,345
Brinker International, Inc.(1)	14,159	451,814
Golden Entertainment, Inc.(1)	5,532	206,897
Monarch Casino & Resort, Inc.(1)	7,607	584,902
Papa John's International, Inc.	2,697	221,990
Red Rock Resorts, Inc., Class A	20,101	804,241
SeaWorld Entertainment, Inc.(1)	17,706	947,448
Texas Roadhouse, Inc.	4,919	447,383
Wingstop, Inc.	5,045	694,293
		4,943,313
Household Durables — 1.5%
La-Z-Boy, Inc.	15,081	344,149
M/I Homes, Inc.(1)	5,763	266,135
Meritage Homes Corp.(1)	6,200	571,640
Taylor Morrison Home Corp.(1)	21,375	648,731
Tri Pointe Homes, Inc.(1)	20,854	387,676
		2,218,331
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	15,075	262,908
American Equity Investment Life Holding Co.	23,760	1,083,931
Genworth Financial, Inc., Class A(1)	129,954	687,457
Goosehead Insurance, Inc., Class A(1)	8,048	276,368
Hanover Insurance Group, Inc.	5,281	713,622
Kinsale Capital Group, Inc.	3,852	1,007,375
Palomar Holdings, Inc.(1)	6,894	311,333
9

	Shares	Value
Reinsurance Group of America, Inc.	3,153	$448,010
Stewart Information Services Corp.	7,606	325,004
Unum Group	14,374	589,765
		5,705,773
Interactive Media and Services — 0.4%
Yelp, Inc.(1)	22,616	618,321
Internet and Direct Marketing Retail — 0.2%
Cargurus, Inc.(1)	22,246	311,666
IT Services — 1.5%
Amdocs Ltd.	4,604	418,504
Conduent, Inc.(1)	121,350	491,468
Grid Dynamics Holdings, Inc.(1)	18,447	206,975
MAXIMUS, Inc.	15,813	1,159,567
		2,276,514
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(1)	5,713	304,503
Life Sciences Tools and Services — 0.2%
Syneos Health, Inc.(1)	9,264	339,804
Machinery — 2.2%
Hillenbrand, Inc.	33,533	1,430,853
Mueller Industries, Inc.	26,424	1,559,016
Shyft Group, Inc.	12,458	309,706
		3,299,575
Marine — 1.0%
Costamare, Inc.	50,856	471,943
Eagle Bulk Shipping, Inc.	3,888	194,167
Matson, Inc.	13,892	868,389
		1,534,499
Media — 1.2%
E.W. Scripps Co., Class A(1)	21,561	284,389
Liberty Latin America Ltd., Class C(1)	44,651	339,348
Scholastic Corp.	9,008	355,456
TEGNA, Inc.	41,393	877,118
		1,856,311
Metals and Mining — 2.0%
Alpha Metallurgical Resources, Inc.	5,478	801,924
Arch Resources, Inc.	2,640	376,965
CONSOL Energy, Inc.	2,110	137,150
Schnitzer Steel Industries, Inc., Class A	9,520	291,788
SunCoke Energy, Inc.	38,633	333,403
TimkenSteel Corp.(1)	26,217	476,363
Warrior Met Coal, Inc.	15,534	538,098
		2,955,691
Multiline Retail — 0.4%
Dillard's, Inc., Class A(2)	1,758	568,186
Oil, Gas and Consumable Fuels — 5.2%
Callon Petroleum Co.(1)	12,647	469,077
CVR Energy, Inc.	30,023	940,921
Delek US Holdings, Inc.	7,912	213,624
Kinetik Holdings, Inc.(2)	19,209	635,434
Laredo Petroleum, Inc.(1)(2)	6,401	329,140
Magnolia Oil & Gas Corp., Class A	18,735	439,336
10

	Shares	Value
Murphy Oil Corp.	20,939	$900,586
Nabors Industries Ltd.(1)	2,064	319,652
Ovintiv, Inc.	10,276	521,096
PBF Energy, Inc., Class A	19,724	804,345
PDC Energy, Inc.	8,707	552,720
SM Energy Co.	28,127	979,663
Talos Energy, Inc.(1)	39,355	743,022
		7,848,616
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	13,691	517,657
Louisiana-Pacific Corp.	5,738	339,689
		857,346
Pharmaceuticals — 3.2%
Corcept Therapeutics, Inc.(1)	65,548	1,331,280
Ironwood Pharmaceuticals, Inc.(1)	74,219	919,573
Option Care Health, Inc.(1)	32,564	979,851
Supernus Pharmaceuticals, Inc.(1)	43,082	1,536,735
		4,767,439
Professional Services — 3.2%
CRA International, Inc.	1,511	184,992
Franklin Covey Co.(1)	9,837	460,076
Insperity, Inc.	15,218	1,728,765
Kelly Services, Inc., Class A	16,855	284,849
Kforce, Inc.	7,819	428,716
TriNet Group, Inc.(1)	20,092	1,362,238
TrueBlue, Inc.(1)	16,297	319,095
		4,768,731
Real Estate Management and Development — 1.3%
Compass, Inc., Class A(1)(2)	109,310	254,692
eXp World Holdings, Inc.(2)	25,007	277,078
Jones Lang LaSalle, Inc.(1)	3,887	619,471
Marcus & Millichap, Inc.	23,923	824,147
		1,975,388
Road and Rail — 0.9%
ArcBest Corp.	3,797	265,942
Lyft, Inc., Class A(1)	36,412	401,260
Ryder System, Inc.	7,866	657,362
		1,324,564
Semiconductors and Semiconductor Equipment — 1.8%
Alpha & Omega Semiconductor Ltd.(1)	8,968	256,216
Formfactor, Inc.(1)	15,149	336,762
MaxLinear, Inc.(1)	25,291	858,630
Power Integrations, Inc.	4,229	303,304
Semtech Corp.(1)	13,290	381,290
Veeco Instruments, Inc.(1)	27,702	514,703
		2,650,905
Software — 6.2%
Alarm.com Holdings, Inc.(1)	11,757	581,736
Appfolio, Inc., Class A(1)	3,861	406,872
Box, Inc., Class A(1)	55,562	1,729,645
CommVault Systems, Inc.(1)	15,896	998,905
Digital Turbine, Inc.(1)	17,899	272,781
11

	Shares	Value
Dropbox, Inc., Class A(1)	50,701	$1,134,688
LiveRamp Holdings, Inc.(1)	13,023	305,259
Model N, Inc.(1)	19,386	786,296
Nutanix, Inc., Class A(1)	11,565	301,268
Progress Software Corp.	5,838	294,527
Qualys, Inc.(1)	3,917	439,605
Rapid7, Inc.(1)	8,962	304,529
SPS Commerce, Inc.(1)	5,448	699,687
Tenable Holdings, Inc.(1)	15,837	604,182
Verra Mobility Corp.(1)	41,241	570,363
		9,430,343
Specialty Retail — 3.9%
Asbury Automotive Group, Inc.(1)	3,484	624,507
AutoNation, Inc.(1)	6,800	729,640
Caleres, Inc.	8,588	191,341
Chico's FAS, Inc.(1)	45,001	221,405
Foot Locker, Inc.	14,356	542,513
Group 1 Automotive, Inc.	4,209	759,177
MarineMax, Inc.(1)	9,054	282,666
Murphy USA, Inc.	3,038	849,243
Rent-A-Center, Inc.	10,175	229,446
Signet Jewelers Ltd.	9,951	676,668
Sonic Automotive, Inc., Class A	7,712	379,970
World Fuel Services Corp.	17,232	470,951
		5,957,527
Technology Hardware, Storage and Peripherals — 0.8%
Pure Storage, Inc., Class A(1)	29,392	786,530
Xerox Holdings Corp.	33,316	486,414
		1,272,944
Textiles, Apparel and Luxury Goods — 0.9%
Crocs, Inc.(1)	7,761	841,525
G-III Apparel Group Ltd.(1)	17,300	237,183
Movado Group, Inc.	7,148	230,523
		1,309,231
Thrifts and Mortgage Finance — 2.7%
Essent Group Ltd.	23,345	907,654
Federal Agricultural Mortgage Corp., Class C	4,945	557,351
Mr. Cooper Group, Inc.(1)	15,586	625,466
NMI Holdings, Inc., Class A(1)	32,896	687,526
Radian Group, Inc.	47,582	907,389
Walker & Dunlop, Inc.	5,808	455,812
		4,141,198
Trading Companies and Distributors — 1.1%
BlueLinx Holdings, Inc.(1)	3,391	241,134
Boise Cascade Co.	9,138	627,507
Titan Machinery, Inc.(1)	21,007	834,608
		1,703,249
Water Utilities — 0.3%
California Water Service Group	7,058	427,997
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	35,613	373,580
TOTAL COMMON STOCKS (Cost $145,469,178)		150,517,869
12

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,211	$8,211
State Street Navigator Securities Lending Government Money Market Portfolio(3)	951,225	951,225
		959,436
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $129,647), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $127,304)		127,245
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/47, valued at $796,660), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $781,370)		781,000
		908,245
TOTAL SHORT-TERM INVESTMENTS (Cost $1,867,681)		1,867,681
TOTAL INVESTMENT SECURITIES—100.7% (Cost $147,336,859)		152,385,550
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,123,864)
TOTAL NET ASSETS — 100.0%		$151,261,686

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,956,663. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,995,724, which includes securities collateral of $1,044,499.

See Notes to Financial Statements.
13

Statement of Assets and Liabilities

DECEMBER 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $146,385,634) — including $1,956,663 of securities on loan	$151,434,325
Investment made with cash collateral received for securities on loan, at value (cost of $951,225)	951,225
Total investment securities, at value (cost of $147,336,859)	152,385,550
Receivable for capital shares sold	10,997
Dividends and interest receivable	139,563
Securities lending receivable	638
152,536,748

Liabilities
Payable for collateral received for securities on loan	951,225
Payable for capital shares redeemed	209,366
Accrued management fees	111,327
Distribution and service fees payable	3,144
1,275,062

Net Assets	$151,261,686

Net Assets Consist of:
Capital (par value and paid-in surplus)	$166,217,773
Distributable earnings	(14,956,087)
$151,261,686

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$133,840,929	10,411,883	$12.85
I Class, $0.01 Par Value	$5,921,013	457,539	$12.94
A Class, $0.01 Par Value	$8,291,027	667,331	$12.42
C Class, $0.01 Par Value	$382,444	33,651	$11.37
R Class, $0.01 Par Value	$2,389,587	199,911	$11.95
R5 Class, $0.01 Par Value	$436,686	33,702	$12.96
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $13.18 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,270)	$1,171,740
Interest	20,317
Securities lending, net	3,147
1,195,204

Expenses:
Management fees	668,791
Distribution and service fees:
A Class	10,917
C Class	1,839
R Class	6,086
Directors' fees and expenses	5,297
Other expenses	28
692,958

Net investment income (loss)	502,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,934,919
Futures contract transactions	(120,013)
1,814,906

Change in net unrealized appreciation (depreciation) on investments	3,269,743

Net realized and unrealized gain (loss)	5,084,649

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,586,895

See Notes to Financial Statements.
15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED) AND YEAR ENDED JUNE 30, 2022
Increase (Decrease) in Net Assets	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$502,246	$654,040
Net realized gain (loss)	1,814,906	1,580,019
Change in net unrealized appreciation (depreciation)	3,269,743	(50,083,673)
Net increase (decrease) in net assets resulting from operations	5,586,895	(47,849,614)

Distributions to Shareholders
From earnings:
Investor Class	(176,292)	(30,335,909)
I Class	(14,145)	(1,428,164)
A Class	—	(2,023,235)
C Class	—	(122,842)
R Class	—	(560,014)
R5 Class	(966)	(71,696)
Decrease in net assets from distributions	(191,403)	(34,541,860)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(6,357,837)	10,957,555

Net increase (decrease) in net assets	(962,345)	(71,433,919)

Net Assets
Beginning of period	152,224,031	223,657,950
End of period	$151,261,686	$152,224,031

See Notes to Financial Statements.
16

Notes to Financial Statements

DECEMBER 31, 2022 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities
18

borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$951,225	—	—	—	$951,225
Gross amount of recognized liabilities for securities lending transactions					$951,225
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.85%
I Class		0.0500% to 0.1100%	0.65%
A Class		0.2500% to 0.3100%	0.85%
C Class		0.2500% to 0.3100%	0.85%
R Class		0.2500% to 0.3100%	0.85%
R5 Class		0.0500% to 0.1100%	0.65%

19

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $472,537 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(16,609) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2022 were $99,719,267 and $105,053,217, respectively.

20

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2022		Year ended June 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		40,000,000
Sold	228,517	$2,980,237	566,125	$9,898,901
Issued in reinvestment of distributions	13,204	169,027	1,815,552	28,979,901
Redeemed	(664,228)	(8,579,944)	(1,687,634)	(28,391,812)
	(422,507)	(5,430,680)	694,043	10,486,990
I Class/Shares Authorized	40,000,000		40,000,000
Sold	33,339	437,289	76,265	1,426,742
Issued in reinvestment of distributions	1,096	14,126	88,710	1,426,219
Redeemed	(57,524)	(754,945)	(162,319)	(2,777,438)
	(23,089)	(303,530)	2,656	75,523
A Class/Shares Authorized	30,000,000		30,000,000
Sold	32,361	405,817	113,792	1,873,187
Issued in reinvestment of distributions	—	—	128,136	1,976,088
Redeemed	(89,609)	(1,115,820)	(209,401)	(3,378,446)
	(57,248)	(710,003)	32,527	470,829
C Class/Shares Authorized	20,000,000		20,000,000
Sold	4,009	45,723	1,655	23,705
Issued in reinvestment of distributions	—	—	8,639	122,842
Redeemed	(9,019)	(101,834)	(24,810)	(383,151)
	(5,010)	(56,111)	(14,516)	(236,604)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	20,616	249,965	44,763	688,058
Issued in reinvestment of distributions	—	—	37,192	553,411
Redeemed	(20,189)	(247,965)	(73,681)	(1,130,139)
	427	2,000	8,274	111,330
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	13,358	174,207	5,737	109,361
Issued in reinvestment of distributions	75	966	4,453	71,696
Redeemed	(2,537)	(34,686)	(8,087)	(131,570)
	10,896	140,487	2,103	49,487
Net increase (decrease)	(496,531)	$(6,357,837)	725,087	$10,957,555

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

21

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$150,517,869	—	—
Short-Term Investments	959,436	$908,245	—
	$151,477,305	$908,245	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $2,236,665 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2022, the effect of equity price risk derivative instruments on the Statement of Operations was $(120,013) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

22

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$147,594,395
Gross tax appreciation of investments	$15,254,179
Gross tax depreciation of investments	(10,463,024)
Net tax appreciation (depreciation) of investments	$4,791,155

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2022, the fund had accumulated short-term capital losses of $(13,420,483), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. As a result of a shift in ownership of the fund, the utilization of these capital losses in any given year are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

As of June 30, 2022, the fund had post-October capital loss deferrals of $(8,533,500), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$12.41	0.04	0.42	0.46	(0.02)	—	(0.02)	$12.85	3.68%	0.86%(4)	0.65%(4)	64%	$133,841
2022	$19.38	0.06	(3.92)	(3.86)	(0.05)	(3.06)	(3.11)	$12.41	(23.44)%	0.85%	0.35%	205%	$134,507
2021	$12.10	0.02	7.29	7.31	(0.03)	—	(0.03)	$19.38	60.46%	0.86%	0.13%	142%	$196,473
2020	$13.28	0.06	(1.14)	(1.08)	(0.10)	—	(0.10)	$12.10	(8.19)%	0.87%	0.45%	140%	$133,205
2019	$16.17	0.04	(1.39)	(1.35)	(0.01)	(1.53)	(1.54)	$13.28	(7.66)%	0.87%	0.30%	99%	$566,025
2018	$15.04	0.02	1.91	1.93	(0.02)	(0.78)	(0.80)	$16.17	13.18%	0.86%	0.11%	92%	$592,615
I Class
2022(3)	$12.50	0.06	0.41	0.47	(0.03)	—	(0.03)	$12.94	3.76%	0.66%(4)	0.85%(4)	64%	$5,921
2022	$19.49	0.09	(3.94)	(3.85)	(0.08)	(3.06)	(3.14)	$12.50	(23.27)%	0.65%	0.55%	205%	$6,007
2021	$12.16	0.05	7.33	7.38	(0.05)	—	(0.05)	$19.49	60.82%	0.66%	0.33%	142%	$9,315
2020	$13.36	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.16	(7.97)%	0.67%	0.65%	140%	$8,376
2019	$16.26	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.36	(7.50)%	0.67%	0.50%	99%	$18,293
2018	$15.11	0.05	1.92	1.97	(0.04)	(0.78)	(0.82)	$16.26	13.42%	0.66%	0.31%	92%	$27,213

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$12.00	0.03	0.39	0.42	—	—	—	$12.42	3.50%	1.11%(4)	0.40%(4)	64%	$8,291
2022	$18.83	0.02	(3.78)	(3.76)	(0.01)	(3.06)	(3.07)	$12.00	(23.61)%	1.10%	0.10%	205%	$8,693
2021	$11.77	(0.02)	7.09	7.07	(0.01)	—	(0.01)	$18.83	60.14%	1.11%	(0.12)%	142%	$13,031
2020	$12.89	0.02	(1.10)	(1.08)	(0.04)	—	(0.04)	$11.77	(8.38)%	1.12%	0.20%	140%	$8,727
2019	$15.78	—(5)	(1.36)	(1.36)	—	(1.53)	(1.53)	$12.89	(7.90)%	1.12%	0.05%	99%	$14,960
2018	$14.72	(0.02)	1.86	1.84	—	(0.78)	(0.78)	$15.78	12.90%	1.11%	(0.14)%	92%	$23,970
C Class
2022(3)	$11.02	(0.02)	0.37	0.35	—	—	—	$11.37	3.09%	1.86%(4)	(0.35)%(4)	64%	$382
2022	$17.66	(0.11)	(3.47)	(3.58)	—	(3.06)	(3.06)	$11.02	(24.14)%	1.85%	(0.65)%	205%	$426
2021	$11.11	(0.13)	6.68	6.55	—	—	—	$17.66	58.87%	1.86%	(0.87)%	142%	$939
2020	$12.22	(0.07)	(1.04)	(1.11)	—	—	—	$11.11	(9.08)%	1.87%	(0.55)%	140%	$762
2019	$15.16	(0.10)	(1.31)	(1.41)	—	(1.53)	(1.53)	$12.22	(8.60)%	1.87%	(0.70)%	99%	$1,508
2018	$14.27	(0.13)	1.80	1.67	—	(0.78)	(0.78)	$15.16	12.01%	1.86%	(0.89)%	92%	$1,989
R Class
2022(3)	$11.56	0.01	0.38	0.39	—	—	—	$11.95	3.37%	1.36%(4)	0.15%(4)	64%	$2,390
2022	$18.29	(0.02)	(3.65)	(3.67)	—	(3.06)	(3.06)	$11.56	(23.81)%	1.35%	(0.15)%	205%	$2,306
2021	$11.45	(0.05)	6.89	6.84	—	—	—	$18.29	59.74%	1.36%	(0.37)%	142%	$3,497
2020	$12.55	(0.01)	(1.07)	(1.08)	(0.02)	—	(0.02)	$11.45	(8.59)%	1.37%	(0.05)%	140%	$7,401
2019	$15.45	(0.03)	(1.34)	(1.37)	—	(1.53)	(1.53)	$12.55	(8.15)%	1.37%	(0.20)%	99%	$10,525
2018	$14.46	(0.06)	1.83	1.77	—	(0.78)	(0.78)	$15.45	12.56%	1.36%	(0.39)%	92%	$15,038

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$12.51	0.06	0.42	0.48	(0.03)	—	(0.03)	$12.96	3.84%	0.66%(4)	0.85%(4)	64%	$437
2022	$19.51	0.09	(3.95)	(3.86)	(0.08)	(3.06)	(3.14)	$12.51	(23.26)%	0.65%	0.55%	205%	$285
2021	$12.17	0.05	7.34	7.39	(0.05)	—	(0.05)	$19.51	60.77%	0.66%	0.33%	142%	$404
2020	$13.37	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.17	(7.97)%	0.67%	0.65%	140%	$164
2019	$16.27	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.37	(7.49)%	0.67%	0.50%	99%	$282
2018	$15.12	0.06	1.90	1.96	(0.03)	(0.78)	(0.81)	$16.27	13.34%	0.66%	0.31%	92%	$213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 2302

Semiannual Report

December 31, 2022

Utilities Fund
Investor Class (BULIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Year Rally Led to Gains for Stocks

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the impacts of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening its monetary policy in March with a 25 basis point (bp) rate hike, increased its interest rate target an additional 400 bps through December. After climbing to a 40-year high of 9.1% in June, the annual U.S. inflation rate retreated to 6.5% in December. Inflation in the U.K. and Europe also eased by year-end, but at a much slower pace.

Moderating inflation and mounting recession risk triggered expectations for central banks to slow or conclude their rate-hike campaigns. This sentiment fueled a rally among global stocks and other riskier assets late in the period. However, with inflation still much higher than the Fed’s target, policymakers indicated a near-term course change was unlikely, and stocks sold off sharply in December.

Nevertheless, the rally in October and November was sufficient to leave most global and U.S. stock indices with gains for the six-month period. Emerging markets stocks generally declined.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.8)%

Top Five Sub-Industries*	% of net assets
Electric Utilities	59.5%
Multi-Utilities	24.1%
Gas Utilities	5.8%
Independent Power Producers and Energy Traders	5.8%
Renewable Electricity	1.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period(1) 7/1/22 - 12/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.70	$3.36	0.66%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Construction and Engineering — 0.9%
AECOM	18,603	$1,579,953
Quanta Services, Inc.	7,049	1,004,482
		2,584,435
Electric Utilities — 59.5%
American Electric Power Co., Inc.	158,839	15,081,763
Constellation Energy Corp.	19,290	1,662,991
Duke Energy Corp.	229,921	23,679,564
Edison International	133,219	8,475,393
Entergy Corp.	132,293	14,882,963
Evergy, Inc.	129,693	8,161,580
Exelon Corp.	277,192	11,983,010
FirstEnergy Corp.	373,178	15,651,085
NextEra Energy, Inc.	384,626	32,154,734
OGE Energy Corp.	196,360	7,766,038
Pinnacle West Capital Corp.	158,161	12,026,562
PNM Resources, Inc.	62,852	3,066,549
Southern Co.	345,642	24,682,295
Xcel Energy, Inc.	48,664	3,411,833
		182,686,360
Electrical Components and Equipment — 1.3%
Eaton Corp. PLC	6,564	1,030,220
Emerson Electric Co.	16,045	1,541,282
nVent Electric PLC	39,936	1,536,338
		4,107,840
Gas Utilities — 5.8%
Atmos Energy Corp.	39,726	4,452,093
National Fuel Gas Co.	134,893	8,538,727
New Jersey Resources Corp.	97,892	4,857,401
		17,848,221
Independent Power Producers and Energy Traders — 5.8%
AES Corp.	535,464	15,399,945
Capital Power Corp.(1)	66,937	2,290,392
		17,690,337
Multi-Utilities — 24.1%
Avista Corp.	189,898	8,420,078
Black Hills Corp.	126,877	8,924,528
Consolidated Edison, Inc.	167,939	16,006,266
Dominion Energy, Inc.	232,297	14,244,452
DTE Energy Co.	35,787	4,206,046
NiSource, Inc.	320,533	8,789,015
Sempra Energy	87,185	13,473,570
		74,063,955
Renewable Electricity — 1.4%
Brookfield Renewable Corp., Class A	155,888	4,293,156
TOTAL COMMON STOCKS (Cost $252,284,021)		303,274,304

6

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.8%
Utilities Select Sector SPDR Fund(1) (Cost $2,459,936)	35,205	2,481,952
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,160	$2,160
State Street Navigator Securities Lending Government Money Market Portfolio(2)	2,534,760	2,534,760
		2,536,920
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $173,304), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $170,173)		170,094
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/47, valued at $1,065,920), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $1,045,495)		1,045,000
		1,215,094
TOTAL SHORT-TERM INVESTMENTS (Cost $3,752,014)		3,752,014
TOTAL INVESTMENT SECURITIES—100.8% (Cost $258,495,971)		309,508,270
OTHER ASSETS AND LIABILITIES — (0.8)%		(2,558,835)
TOTAL NET ASSETS — 100.0%		$306,949,435

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,726,528. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,914,617, which includes securities collateral of $2,379,857.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $255,961,211) — including $4,726,528 of securities on loan	$306,973,510
Investment made with cash collateral received for securities on loan, at value (cost of $2,534,760)	2,534,760
Total investment securities, at value (cost of $258,495,971)	309,508,270
Cash	2,886
Receivable for capital shares sold	200,269
Dividends and interest receivable	388,734
Securities lending receivable	416
310,100,575

Liabilities
Payable for collateral received for securities on loan	2,534,760
Payable for capital shares redeemed	443,343
Accrued management fees	173,037
3,151,140

Net Assets	$306,949,435

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	19,058,810

Net Asset Value Per Share	$16.11

Net Assets Consist of:
Capital (par value and paid-in surplus)	$263,686,524
Distributable earnings	43,262,911
$306,949,435

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,629)	$4,854,129
Interest	72,417
Securities lending, net	2,602
4,929,148

Expenses:
Management fees	1,028,596
Directors' fees and expenses	10,529
Other expenses	240
1,039,365

Net investment income (loss)	3,889,783

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,335,534)
Foreign currency translation transactions	28,050
(3,307,484)

Change in net unrealized appreciation (depreciation) on:
Investments	6,209,379
Translation of assets and liabilities in foreign currencies	212
6,209,591

Net realized and unrealized gain (loss)	2,902,107

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,791,890

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED) AND YEAR ENDED JUNE 30, 2022
Increase (Decrease) in Net Assets	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$3,889,783	$6,037,546
Net realized gain (loss)	(3,307,484)	15,569,320
Change in net unrealized appreciation (depreciation)	6,209,591	(5,696,780)
Net increase (decrease) in net assets resulting from operations	6,791,890	15,910,086

Distributions to Shareholders
From earnings	(18,553,455)	(23,897,603)

Capital Share Transactions
Proceeds from shares sold	15,624,002	32,763,217
Proceeds from reinvestment of distributions	17,691,994	22,718,447
Payments for shares redeemed	(24,492,382)	(51,706,838)
Net increase (decrease) in net assets from capital share transactions	8,823,614	3,774,826

Net increase (decrease) in net assets	(2,937,951)	(4,212,691)

Net Assets
Beginning of period	309,887,386	314,100,077
End of period	$306,949,435	$309,887,386

Transactions in Shares of the Fund
Sold	910,007	1,851,064
Issued in reinvestment of distributions	1,086,399	1,299,477
Redeemed	(1,463,724)	(2,921,663)
Net increase (decrease) in shares of the fund	532,682	228,878

See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2022 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Exchange-Traded Funds	$2,534,760	—	—	—	$2,534,760
Gross amount of recognized liabilities for securities lending transactions					$2,534,760
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2022 was 0.65%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

13

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2022 were $205,163,298 and $209,667,099, respectively.

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$300,983,912	$2,290,392	—
Exchange-Traded Funds	2,481,952	—	—
Short-Term Investments	2,536,920	1,215,094	—
	$306,002,784	$3,505,486	—

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

14

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$259,612,068
Gross tax appreciation of investments	$51,436,957
Gross tax depreciation of investments	(1,540,755)
Net tax appreciation (depreciation) of investments	$49,896,202

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2022, the fund had post-October capital loss deferrals of  $(4,648,548), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$16.73	0.21	0.19	0.40	(0.21)	(0.81)	(1.02)	$16.11	2.27%	0.66%(4)	2.47%(4)	67%	$306,949
2022	$17.17	0.33	0.56	0.89	(0.31)	(1.02)	(1.33)	$16.73	4.98%	0.65%	1.86%	140%	$309,887
2021	$15.91	0.41	2.08	2.49	(0.39)	(0.84)	(1.23)	$17.17	15.95%	0.66%	2.34%	108%	$314,100
2020	$17.88	0.53	(1.97)	(1.44)	(0.53)	—	(0.53)	$15.91	(8.39)%	0.67%	2.95%	102%	$321,917
2019	$16.85	0.56	1.46	2.02	(0.56)	(0.43)	(0.99)	$17.88	12.26%	0.67%	3.20%	64%	$406,948
2018	$18.14	0.58	(0.58)	—(5)	(0.56)	(0.73)	(1.29)	$16.85	(0.06)%	0.67%	3.31%	48%	$405,844

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 2302

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 23, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 23, 2023